UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number     811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH   45246

(Address of principal executive offices)

(Zip code)

Zachary P. Richmond

Ultimus Asset Services, LLC

225 Pictoria Drive. Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code:            513-587-3400

Date of fiscal year end:     9/30

Date of reporting period:                03/31/18

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.   Reports to Stockholders.

Semi-Annual Report

March 31, 2018

Fund Adviser:

Pekin Singer Strauss Asset Management

161 N. Clark Street, Suite 2200

Chicago, IL 60601

Toll Free (800) 470-1029

www.appleseedfund.com

April 27, 2018

“In 1930, the Republican-controlled House of Representatives, in an effort to alleviate the effects of the... Anyone? Anyone? ...the Great Depression, passed the... Anyone? Anyone? The tariff bill? The Hawley-Smoot Tariff Act [sic]? Which, anyone? Raised or lowered? ...Raised tariffs, in an effort to collect more revenue for the federal government. Did it work? Anyone? Anyone know the effects? It did not work, and the United States sank deeper into the Great Depression.”

– Economics Teacher,

Ferris Bueller’s Day Off

Dear Shareholders,

History often repeats itself; when the economy is persistently weak, populism and trade protectionism tend to rise. In light of President Trump’s recent tariff threats, financial news articles are citing the Smoot-Hawley Tariff Act of 1930 with increasing frequency. Signed into law by President Hoover, Smoot-Hawley raised tariffs on 890 products, increasing the average industrial tariff from 37% to 48%. While U.S. industrial workers cheer on new tariff proposals, free traders sternly warn that Trump is on the verge of making a Smoot-Hawley-like mistake by starting a global trade war that could throw the world into a global depression.

Are these worries well-founded? Is Ferris’s teacher correct? Should we be selling our stocks to avoid a repeat of the ~90% stock market downturn that occurred between 1929 and 1933? Or are current worries about repeating the mistake of Smoot-Hawley just a tempest in a teapot?

Based on the data, it is doubtful that Smoot-Hawley played a primary role in causing the Great Depression. Also, we doubt that the comparison between today and 1930 is appropriate because persistent trade deficits were not a significant problem at that time. We would suggest that the primary investment risk of a trade war today is related to the potential impact on the capital flows from foreign countries which have supported the U.S. dollar over the last several decades. Thus, a trade war represents an incremental risk to capital flows and the strength of the dollar.

www.appleseedfund.com	1	(800) 470-1029

Trade Tariffs, Smoot-Hawley, and the Great Depression

Since the industrial revolution began, the world has experienced great periods of prosperity even in the face of significant trade barriers. As demonstrated in the chart on the next page, the U.S. tariff rate averaged 10%+ between the 1830s and the 1940s, a period in which the United States grew enormously, as it evolved from an agrarian country into the world’s industrial powerhouse.

A year before Smoot-Hawley was signed into law, the stock market crashed on September 4th, 1929, with the worst performing sector being utility companies. Utility companies were heavily indebted, but their revenues and profits were largely unaffected by global trade. In other words, the possibility of a future trade war did not cause the crash. Before the 1929 crash, the Federal Reserve had tightened the availability of credit to temper the strong stock market, and monetary policy remained restrictive even after the crash. At that time, central banks were unwilling or unable to pursue countercyclical lending to stimulate demand. Subsequently, during the early 1930s, a series of banking crises took place in the United States and Europe which likely turned what should have been a garden-variety recession into the Great Depression.

As the Depression deepened, world trade suffered due to inadequate global demand. However, inadequate trade was most likely the result rather than the cause of inadequate demand. While the Smoot-Hawley Act most likely worsened an already-bad situation, circumstances suggest that its economic impact was somewhat muted. Before the passage of Smoot-Hawley, European countries were already erecting trade barriers in response to their weakened economies. Importantly, Smoot-Hawley applied tariffs to roughly one-third of U.S. imports, representing just 1.3% of U.S. GDP. Furthermore, the tariff rate was already quite high prior to the enactment of the Smoot-Hawley Act, with Smoot-Hawley increasing the average duty from 13.48% in 1929 to 17.75% by 1931.

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Perhaps more importantly, exports plus imports represented less than 10% of U.S. GDP in 1929; international trade was simply not as prevalent as it is in the present era. As such, the $470mm decline in net exports that occurred between 1929 and 1931 represented only 0.5% of U.S. GDP in 1929. Relative to the stunning 26.6% decline in U.S. GDP that occurred between 1929 and 1931, a 0.5% GDP detraction from net exports seems relatively minor.

From Trade Surplus in 1930 to Trade Deficit in 2018

Just as Smoot-Hawley was a predictable political response to the decline in worldwide aggregate demand that began in 1929, the 2016 election of a trade protectionist as President of the United States was, in retrospect, a reflexive political response to the loss of U.S. industrial manufacturing jobs over the past twenty years.

The chart to the right shows that the recovery of GDP since the Financial Crisis and the continuing output gap has been disappointing. The large and persistent output gap, representing the difference between actual GDP and the Congressional Budget Office’s (CBO) estimate of the maximum sustainable output of the economy, suggests that something permanent has impaired the U.S. economy. The continued disappointment in GDP growth, combined with a persistent trade deficit and increasing economic inequality, represent structural economic and social problems with no easy solution in sight.

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When comparing the current era and 1930 with respect to global trade, three key differences stand out to us:

1)  In 1929, the United States was a surplus economy, with net exports of goods and services exceeding net imports, whereas today the United States runs a large trade deficit.

2)  Trade was largely balanced in 1929 with the U.S. trade surplus representing less than 1% of GDP, whereas in 2016 the U.S. merchandise trade deficit represented 4% of GDP.

3)	Trade is far more important today to the global economy, so the stakes are somewhat higher for all parties heavily involved in global trade.

Trade barriers make imports more expensive for consumers, thus suppressing aggregate demand. Because of its effect on demand, protectionism has a negative impact on economic activity for all parties involved. That said, in a trade war, trade surplus countries, such as China, are generally hurt more than trade deficit countries because the GDP of a surplus trade country is enhanced by its net exports to other countries. Similarly, trade deficit countries, such as the United States, suffer relatively less in a trade war because their net imports detract from GDP.

Given this dynamic, in retrospect, it seems odd that the United States passed a protectionist law like Smoot-Hawley in 1930. As a trade surplus country, the United States stood to lose more than it had to gain from lower levels of world trade because, in 1929, the United States exported more goods and services than it imported. Indeed, when global demand declined as a result

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of the 1929 crash and subsequent banking crisis, every country suffered, but, as the world’s leading exporter, the United States economy suffered relatively more.

Today, in contrast, the United States is in a different situation. In this case, China’s GDP growth would suffer more than U.S. GDP growth because China has a large trade surplus while the United States has a large trade deficit. Two Australian economists, Warwick McKibbin and Andy Stoeckel, have modeled the impact of a 10% global tariff on GDP for each country. They concluded that U.S. GDP would decline by an estimated 1.3%, while China’s GDP would decline by an estimated 4.3%, or more than triple the U.S. decline.

In other words, there are no winners in trade wars, but some countries lose more than others. The United States, with its large and highly diverse economy, should muddle through a global trade war comparatively better than export-driven economies such as China, Taiwan, Japan, South Korea, and Germany, in our view. These surplus countries do not have the domestic demand to easily replace the export-related demand coming from the United States.

The Demise of Bretton Woods

The United States can choose an America First trade policy with balanced trade and balanced capital flows, or the United States can choose to maintain trade deficits and import capital to fund its national savings deficit. However, the United States cannot pursue a balanced trade deficit and also import capital to fund its increasing level of borrowing; after all, the balance of payments must – by definition – balance. Furthermore, if the United States ceases running a trade deficit, it cannot also provide the world with dollars with which to conduct trade.

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Nobel-prize laureate in economics and New York Times columnist Paul Krugman raised this issue in 2013 when he suggested that U.S. protectionist policies would “break up the whole world trading system we’ve spent almost 80 years building.” That world trading system includes supra-national institutions such as the International Monetary Fund (IMF), the World Bank, and the World Trade Organization (WTO), which support the growth of global trade and global capital flows. Created in Bretton Woods, NH in 1945, the post-war world trading system involved foreign countries holding U.S. dollars as a reserve asset and using U.S. dollars to conduct global trade. Seemingly validating Dr. Krugman’s point, U.S. Trade Representative Robert Lighthizer recently discussed the Trump administration’s willingness, if necessary, to dispose of those institutions that have facilitated global trade since World War II to reduce the U.S. trade deficit with China:

The sheer scale of their [China’s] coordinated efforts to develop their economy, to subsidize, to create national champions, to force technology transfer, and to distort markets in China and throughout the world is a threat to the world trading system that is unprecedented. Unfortunately, the World Trade Organization is not equipped to deal with this problem. The WTO and its predecessor, the General Agreement on Tariffs and Trade, were not designed to successfully manage mercantilism on this scale. We must find other ways to defend our companies, workers, farmers, and indeed our economic system. We must find new ways to ensure that a market-based economy prevails.

These supra-national institutions were created and supported for many years under U.S. leadership, so it is hard to imagine these institutions surviving an era where the United States is no longer willing to work through them to resolve trade disputes. Supporting Lighthizer’s views, in January 2018, U.S. Secretary of Commerce Wilbur Ross participated in a panel at the World Economic Forum in Davos, Switzerland and agreed that it is finally time to break up the world trading system that was built in the aftermath of World War II:

Let me give you my version of post-World War II history. It was deliberate U.S. policy to help Europe and Asia recover from the ravages of the war…It was good policy globally and, until the 1970s, we had trade surpluses every single year, so it was an affordable policy decision (for the U.S. to reduce trade barriers). One of the ways they went wrong was not time limiting

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it…concessions that were totally appropriate to Europe or China or Japan in 1945 are singularly inappropriate as we sit here this year (2018). Now we’re left with the cumulative effect of it, and we are trying to deal with it in a very short time period.

With the support of global institutions like the WTO, for the past several decades the largest U.S. export has been U.S. Treasuries, and those U.S. Treasuries have been purchased and held by export-driven economies like China, Japan, and South Korea. In December 2001, China was finally admitted into the WTO, and the People’s Bank of China went on a dollar buying spree immediately thereafter which continued up until 2013. China’s aggressive investments in U.S. Treasuries at a fixed exchange rate suppressed the exchange-traded value of the Yuan, but it also provided structural support for the dollar.

Of course, no trading system lasts forever, and the current trading system has its flaws. However, if the Trump administration follows through on its rhetoric to, in Dr. Krugman’s words, “break up the whole world trading system we’ve spent almost 80 years building,” without working with other countries to put a thoughtful new system in its place, the economic, geopolitical, and financial risks are significant and of an entirely different character than the risks represented by Smoot-Hawley.

Investment Implications

Based on the economic evidence, we would suggest that the passage of Smoot-Hawley was not a positive development for the ailing U.S. economy in 1930, but it was not the primary cause of the Great Depression either. In this view, we concur with Dr. Krugman, who said in 2010, “I don’t think the Smoot-Hawley tariff was a good thing…but did Smoot-Hawley and other trade restrictions cause the Depression? No.” In our view, comparing the passage of Smoot-Hawley to President Trump’s tariff threats is also not particularly useful because the U.S. role in global trade has evolved considerably since 1930.

To be sure, there are plenty of reasons to worry about the U.S. stock market and the global economy having nothing to do with trade:

•	The U.S. stock market has been on a nine-year tear, which is a relatively long bull market.

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•	The overall valuation of U.S. stocks is high.

•	The Federal Reserve is hiking interest rates, slowing down the economy and creating financial stress for highly indebted corporate and household borrowers.

•	According to the Congressional Budget Office, the U.S. fiscal situation, already poor and deteriorating, is poised to worsen considerably as a result of the Trump tax reforms.

•	Geopolitical risks remain at elevated levels.

Thus far, only trade saber-rattling has occurred; a true trade war has not yet commenced. While the risk of a trade war has increased, we think that it is more likely than not that an amicable resolution will be reached. Unfortunately, political outcomes such as a pending trade war are difficult to forecast.

That being said, any trade war that may develop would have inflationary consequences. With lower capital inflows, the dollar would decline in value, making U.S. imports more expensive. Conversely, U.S. exports would, in theory, increase with a lower value to the dollar. The risk then, of balancing trade, whether amicably determined or not, is that the purchasing power of dollar-denominated fixed income investments would decline, while the pricing power U.S. consumer discretionary companies would dissipate.

We expect that any acceleration in inflation due to a trade war would be generally detrimental to the prices of both stocks and bonds due to a likely increase Mr. Market will want to earn from the interest rates on his Treasury bonds. However, at a certain point, we also would expect the Federal Reserve to intervene, keeping interest rates low while allowing the dollar to decline versus other currencies. Our biggest worry about a trade war is that the real purchasing power of fixed income investments could become impaired. For that reason, we are keeping our fixed income durations short.

Having said that, other investments may benefit from a weaker dollar, such as:

•	Reasonably valued equities, and especially the equities of multi-national companies and foreign companies whose revenues are generated in non-dollar currencies.

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•	Foreign currency bonds, and especially foreign currency bonds of countries who currently run a large trade surplus.

•	Companies that operate in the agricultural sector, because a weaker dollar will enhance the competitiveness of the U.S. agricultural sector.

•	Gold.

•	U.S. exporters who should enjoy enhanced competitiveness with a weaker dollar.

Beyond international trade, we also worry about excessively high debt levels across the consumer, corporate, and government sectors. In our view, high debt levels represent a greater risk to the stock market than a trade war, and particularly so as the Federal Reserve continues to raise short-term interest rates. If there is a significant stock market correction this year, we believe that it will likely be driven by a slowdown in credit expansion and related economic activity as consumers, corporations, and investors react to higher interest rates.

Based on the increase in recent trade rhetoric, we are not making material changes to Appleseed’s investment portfolio. We have already been positioning for a weaker dollar with our significant allocation to foreign stocks, foreign bonds, and precious metals. The best remedy for an uncertain environment is to diversify across a broad range of asset classes, including other currencies and assets that could increase in price in an inflationary environment.

As usual, our view is more focused on the long-term investment horizon, which goes beyond just the next six months. With that view, recent volatility in the stock market is also beginning to present us with more attractive investment opportunities. If the volatility continues and the stock market corrects further, we expect our level of investment activity on behalf of our clients to increase.

* * * * *

Appleseed Performance and Portfolio Changes

During the first three months of 2018, Appleseed Fund Investor shares generated a -1.97% total return, slightly behind the -1.28% return of the MSCI World Index. Appleseed Fund Investor shares have generated a 6.38% annual

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return since inception in 2006, exceeding the return of the MSCI World Index by 1.17% per annum. Our relative underperformance this quarter was largely driven by broader market trends; momentum and growth stocks greatly outperformed value stocks during Q1.

We generated a 20%+ IRR with Herbalife (HLF) during the quarter as investors bid up the price of Herbalife shares in anticipation of a large debt-financed share buyback. Also, Bill Ackman, an activist investor and outspoken critic of Herbalife, decided to cover his large short position. Ackman’s short covering almost certainly contributed to the recent rise in Herbalife’s share price. Unfortunately, while Herbalife’s sales trends are likely to improve going forward, in our view, thus far, we still have not seen much evidence of it beginning to happen. As financial leverage has increased along with Herbalife’s share price, we have been trimming our position to reflect our view that the risk has increased while the potential reward from future share price increases has decreased.

Two other companies that contributed significantly to performance during the quarter were Jones Lang LaSalle (JLL) and Syntel (SYNT). Earnings have been strong at both companies, and the combination of improved earnings and an enhanced P/E ratio has helped to boost their respective share prices.

Appleseed’s most significant performance detractors during the quarter were Cosco Shipping Ports (1199-HKG), Spirit Airlines (SAVE), and Hyundai Home Shopping (057050 - Korea). With all three companies, their share price weakness related to a temporary decline in investor sentiment rather than a reduction in intrinsic value, in our view. Beyond these three stocks, since February, we have seen weakness broadly across Appleseed’s investment portfolio, reflecting the share price declines across many value-oriented stocks in the market today. While disappointing in the short-term, recent weakness has allowed us to put some of Appleseed’s cash to work by adding to existing positions at more attractive prices. During the quarter, we bought additional shares of Cosco Shipping Ports and Hyundai Home Shopping; we also added to our existing positions of Stagecoach PLC, China Mobile, SK Telecom, Mosaic Company, and Oaktree Capital.

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Besides adding to the existing positions listed above, we also initiated long equity positions in Fabrinet (FN), Sally Beauty (SBH), Hudson Technologies (HDSN), and Silicom (SILC). Among these new positions, Fabrinet represents our largest new position due to our favorable view of Fabrinet’s strong risk-reward profile. At our buy price, the stock was trading at just 10x earnings. The balance sheet has a net cash position, so there is little risk with Fabrinet from financial leverage. The company is the leading contract manufacturer of optical communications equipment for OEMs around the world, and the second place company is far behind Fabrinet. We believe Fabrinet’s leading market share position within optical components is a defensible one built on economies of scale and engineering expertise with optical components that have allowed the company to generate compound revenue growth of 18% during the last twelve years and profit margins that are more than double the median of the contract manufacturing industry.

During the most recent quarter, we liquidated the Mexican government bonds which we purchased a few months after the 2016 election when the Peso was plummeting due to fears of NAFTA’s imminent demise. We thought the fears of NAFTA’s cancellation were overblown, and the Peso, along with Mexican government bonds, have enjoyed a significant rally after we purchased these bonds. We believe a similar opportunity exists today to take advantage of Mr. Market’s trade war fears; we have been using proceeds from the sale of Appleseed’s Mexican government bonds to buy shares of Cosco Shipping Ports, whose share price has declined due to investor concerns about a trade war between China and the United States. We think Cosco’s shares are already more than discounted for a trade war and could rally significantly with just a little bit of good news.

Our net allocation to equities at the end of March was 70.2%. We also hold a 13.9% position in bonds and cash, and we have a 15.9% position in gold. Trade war or no trade war, we think the risk/reward profile of Appleseed Fund’s portfolio is an attractive one.

* * * * * * *

As a part of our ongoing succession planning efforts, we recently promoted Shaun Roach from research analyst to assistant portfolio manager. Our goal is to continue managing Appleseed’s investment portfolio as a team, but our

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portfolio management team is better with Shaun having joined it. He has been an important part of our research team, adding value to our investing efforts with his stock picks and with his portfolio management recommendations alike. We expect that Appleseed Fund shareholders will benefit greatly with Shaun’s well-informed and prudent investment judgment.

We appreciate having the opportunity to manage your long-term investment with Appleseed Fund. It is deeply meaningful for us to have the opportunity to invest on your behalf; we take our responsibilities as a steward of your capital very seriously.

Sincerely,

Joshua Strauss, CFA

William Pekin, CFA

Adam Strauss, CFA

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INVESTMENT RESULTS – (Unaudited)

	Average Annual Total Returns(a)
	(For the periods ended March 31, 2018)
	Six Months	One Year	Five Year	Ten Year	Since Inception (12/08/06)	Since Inception (1/31/11)
Appleseed Fund
Investor Class	4.36%	8.43%	3.98%	8.38%	6.38%	N/A
Institutional Class	4.38%	8.60%	4.19%	N/A	N/A	6.20%
MSCI World Index(b)	4.15%	13.59%	9.70%	5.90%	5.21%	8.82%

					Expense Ratios(c)

					Investor Class	Institutional Class
Gross					1.57%	1.32%
With Applicable Waivers					1.36%	1.17%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Appleseed Fund (the “Fund”) distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-800-470-1029.

(a)

Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable period. If such fee reductions had not occurred, the quoted performances would have been lower. Total returns for less than one year are not annualized.

(b)

The MSCI World Index (the “Index”) is a widely followed, unmanaged group of stocks from 23 international markets and is not available for purchase. The Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. The Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. An individual cannot invest directly in the Index. However, an individual may be able to invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(c)

The expense ratios, which include acquired fund fees and expenses, are from the Fund’s prospectus dated January 28, 2018. Pekin Singer Strauss Asset Management (the “Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business) do not exceed 0.95% of the Fund’s average daily net assets through January 31, 2019. Any waiver or reimbursement by the Adviser is subject to repayment by the Fund in the three years following the date the particular expense payment occurred, but only if such reimbursement can be achieved without exceeding the applicable annual limit in effect at the time of the expense payment or the reimbursement. This expense cap may not be terminated prior to this date except by the Board of Trustees. Additional information pertaining to the Fund’s expense ratios as of March 31, 2018 can be found on the financial highlights, which do not include acquired fund fees and expenses.

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INVESTMENT RESULTS – continued (Unaudited)

You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. The Fund’s prospectus contain important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read carefully before investing. You may obtain a current copy of the Fund’s prospectus or performance data current to the most recent month by calling 1-800-470-1029.

The Fund is distributed by Unified Financial Securities, LLC, member FINRA/SIPC.

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FUND HOLDINGS – (Unaudited)

[1]	As a percentage of net assets.

The Fund invests primarily in a portfolio of equity securities of companies that are undervalued in the opinion of the Adviser. The investment objective of the Fund is long-term capital appreciation.

Availability of Portfolio Schedule – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

15

APPLESEED FUND

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Common Stocks — 76.02%	Shares	Fair Value

Business Services — 2.16%
Syntel, Inc. (a)	153,570	$3,920,642

Consumer Discretionary — 7.72%
Bayerische Motoren Werke AG (Germany)	34,000	3,687,831
Hyundai Home Shopping Network Corporation (South Korea)	105,628	10,343,108

		14,030,939

Consumer Staples — 6.60%
Herbalife Ltd. (Cayman Islands) (a)	83,050	8,094,884
Sally Beauty Holdings, Inc. (a)	236,050	3,883,023

		11,977,907

Financials — 8.76%
Air Lease Corporation	80,475	3,429,845
Brighthouse Financial, Inc. (a)	55,675	2,861,695
Oaktree Capital Group, LLC, Class A (b)	243,027	9,623,869

		15,915,409

Health Care — 2.39%
Joint Corporation (The) (a)	30,000	205,500
Paramount Bed Holdings Company Ltd. (Japan)	82,000	4,130,633

		4,336,133

Industrials — 7.08%
Bollore SA (France) (a)	970,000	5,168,082
Hudson Technologies, Inc. (a)	797,176	3,938,049
Titan International, Inc.	298,988	3,770,239

		12,876,370

Information Technology — 10.49%
Fabrinet (Cayman Islands) (a)	258,199	8,102,285
Qualcomm, Inc.	106,100	5,879,000
Silicom Ltd. (Israel) (a)	15,875	546,259
Taiwan Semiconductor Manufacturing Company Ltd. - ADR (Taiwan)	103,341	4,522,202

		19,049,746

Materials — 5.12%
CF Industries Holdings, Inc.	49,775	1,878,011
Mosaic Company (The)	305,637	7,420,866

		9,298,877

See accompanying notes which are an integral part of these financial statements.

16

APPLESEED FUND

SCHEDULE OF INVESTMENTS – continued

March 31, 2018 (Unaudited)

Common Stocks — 76.02% – continued	Shares	Fair Value

Pharmaceuticals — 1.64%
Novartis AG - ADR (Switzerland) (b)	36,750	$2,971,238

Real Estate — 2.65%
Jones Lang LaSalle, Inc.	27,515	4,805,220

Telecommunication Services — 10.84%
China Mobile Ltd. - ADR (Hong Kong) (b)	185,100	8,468,325
SK Telecom Company Ltd. - ADR (South Korea)	367,381	8,879,598
Verizon Communications, Inc. (b)	49,265	2,355,852

		19,703,775

Transportation — 10.57%
COSCO SHIPPING Ports Ltd. (Hong Kong)	6,138,000	5,161,808
Spirit Airlines, Inc. (a)	223,310	8,436,651
Stagecoach Group plc (United Kingdom)	3,033,023	5,617,498

		19,215,957

TOTAL COMMON STOCKS (Cost $126,359,956)		138,102,213

Exchange-Traded Funds — 1.21%

VanEck Merk Gold Shares (a)	168,000	2,192,232

TOTAL EXCHANGE-TRADED FUNDS (Cost $1,927,944)		2,192,232

Closed-End Funds — 16.58%

Templeton Global Income Fund	578,128	3,694,238
Sprott Physical Gold Trust (Canada) (c)	2,458,466	26,428,509

		30,122,747

TOTAL CLOSED-END FUNDS (Cost $28,157,453)		30,122,747

See accompanying notes which are an integral part of these financial statements.

17

APPLESEED FUND

SCHEDULE OF INVESTMENTS – continued

March 31, 2018 (Unaudited)

U.S. Government Securities — 4.35%	Principal Amount	Fair Value

U.S. Treasury Notes 1.50%, 5/31/2019	$2,000,000	$1,984,609
U.S. Treasury Notes 1.75%, 9/30/2019	2,000,000	1,986,016
U.S. Treasury Notes 1.25%, 1/31/2020	2,000,000	1,963,594
U.S. Treasury Notes 1.38%, 4/30/2022	2,000,000	1,961,992

		7,896,211

TOTAL U.S. GOVERNMENT SECURITIES (Cost $7,930,622)		7,896,211

Foreign Government Bonds — 2.54%

Singapore Government Bond, 2.50%, 6/1/2019 (e)	6,000,000	4,615,532

TOTAL FOREIGN GOVERNMENT BONDS (Cost $4,862,417)		4,615,532

Corporate Bonds — 0.06%

Calvert Impact Capital, Inc., 1.50%, 2/15/2021	100,000	100,000

TOTAL CORPORATE BONDS (Cost $100,012)		100,000

Certificates of Deposit — 1.39%

Beneficial Bank, 0.25%, 4/18/2018	250,000	250,000
Community Bank, 0.75%, 9/20/2018 (f)	1,030,370	1,030,370
Community Development Bank, 0.35%, 9/8/2018	250,000	250,000
Self-Help Federal Credit Union, 0.25%, 4/28/2018 (f)	250,154	250,154
Self-Help Federal Credit Union, 0.25%, 5/28/2018	250,000	250,000
Spring Bank, 1.00%, 12/28/2018	250,000	250,000
Sunrise Bank, 0.12%, 4/3/2018	250,000	250,000

TOTAL CERTIFICATES OF DEPOSIT (Cost $2,530,524)		2,530,524

See accompanying notes which are an integral part of these financial statements.

18

APPLESEED FUND

SCHEDULE OF INVESTMENTS – continued

March 31, 2018 (Unaudited)

Money Market Funds — 1.23%	Shares	Fair Value

Federated Government Obligations Fund - Institutional Class, 1.55% (d)	2,238,739	$2,238,739

TOTAL MONEY MARKET FUNDS (Cost $2,238,739)		2,238,739

TOTAL INVESTMENTS — 103.38% (Cost $174,107,667)		187,798,198

Liabilities in Excess of Other Assets — (3.38)%		(6,146,230)

NET ASSETS — 100.00%		$181,651,968

(a)	Non-income producing security.

(b)	All or a portion of the security is held as collateral for securities sold short. The fair value of this collateral on March 31, 2018, was $18,357,890.

(c)	Passive Foreign Investment Company

(d)	Rate disclosed is the seven day effective yield as of March 31, 2018.

(e)	Foreign-denominated security. Principal amount reflects local currency.

(f)	Certificates of Deposit purchased through Certificate of Deposit Account Registry Service (“CDARS”). Deposits occur in increments below the standard Federal Deposit Insurance Corporation (“FDIC”) insurance maximum so that both principal and interest are FDIC Insured.

ADR — American Depositary Receipt.

See accompanying notes which are an integral part of these financial statements.

19

APPLESEED FUND

SCHEDULE OF SECURITIES SOLD SHORT

March 31, 2018 (Unaudited)

Common Stocks - Short — (5.77%)	Shares	Fair Value

Consumer Discretionary — (2.55%)
Aaron’s, Inc.	(20,000)	$(932,000)
Party City Holdco, Inc. (a)	(70,000)	(1,092,000)
PetMed Express, Inc.	(23,000)	(960,250)
Sleep Number Corporation (a)	(47,000)	(1,652,050)

		(4,636,300)

Financials — (0.62%)
Encore Capital Group, Inc. (a)	(25,000)	(1,130,000)

Industrials — (0.53%)
Avis Budget Group, Inc. (a)	(12,000)	(562,080)
HERTZ Global Holdings, Inc. (a)	(20,000)	(397,000)

		(959,080)

Information Technology — (1.88%)
Micron Technology, Inc. (a)	(26,000)	(1,355,640)
PTC, Inc. (a)	(18,000)	(1,404,180)
ViaSat, Inc. (a)	(10,000)	(657,200)

		(3,417,020)

Telecommunication Services — (0.19%)
Sprint Corporation (a)	(69,000)	(336,720)

TOTAL COMMON STOCKS - SHORT (Proceeds Received $8,718,187)		$(10,479,120)

(a)	Non-dividend expense producing security.

See accompanying notes which are an integral part of these financial statements.

20

APPLESEED FUND

SCHEDULE OF FUTURES CONTRACTS

March 31, 2018 (Unaudited)

Long Contracts	Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)

Euro FX Currency Future	18	June 2018	$ 2,780,663	$ 2,780,663	$(14,188)

Short Contracts

JPY/USD Japanese Yen Future	(43)	June 2018	$ (5,075,882)	$ (5,075,882)	$21,303

					$7,115

See accompanying notes which are an integral part of these financial statements.

21

APPLESEED FUND

SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS

March 31, 2018 (Unaudited)

Description	Number of Contracts	Notional Value	Exercise Price	Expiration Date	Value

Call Option Contracts

Herbalife Ltd.	(200)	$(1,949,400)	$95.00	May 2018	$(137,500)
Herbalife Ltd.	(200)	(1,949,400)	100.00	May 2018	(91,000)

					$(228,500)

See accompanying notes which are an integral part of these financial statements.

22

APPLESEED FUND

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2018 (Unaudited)

Assets
Investments in securities at fair value (cost $174,107,667)	$187,798,198
Cash	48,677
Cash restricted at broker for securities sold short	3,496,702
Cash held at broker (a)	101,570
Receivable for fund shares sold	29,849
Receivable for investments sold	2,431,432
Dividends and interest receivable	377,727
Prepaid expenses	30,925

Total Assets	194,315,080

Liabilities
Options written, at fair value (premium received $174,701)	228,500
Investments in securities sold short, at fair value (proceeds received $8,718,187)	10,479,120
Payable for fund shares redeemed	168,749
Payable for investments purchased	1,588,114
Payable for net variation margin on futures contracts	25,488
Payable to Adviser, net of waiver	112,466
Payable for Administrative Services Plan fees, Investor Class, net of waiver	13,930
Payable to Administrator	16,277
Payable to trustees	2,824
Other accrued expenses	27,644

Total Liabilities	12,663,112

Net Assets	$181,651,968

Net Assets consist of:
Paid-in capital	$166,338,060
Accumulated net investment loss	(2,206,149)
Accumulated undistributed net realized gain from investments	5,634,553
Net unrealized appreciation (depreciation) on:
Investment securities	13,690,531
Securities sold short	(1,760,933)
Written options	(53,799)
Foreign currency translations	2,590
Futures contracts	7,115

Net Assets	$181,651,968

Net Assets: Investor Class	$84,606,882

Shares outstanding (unlimited number of shares authorized, no par value)	6,282,033

Net asset value, offering and redemption price per share (b)	$13.47

Net Assets: Institutional Class	$97,045,086

Shares outstanding (unlimited number of shares authorized, no par value)	7,167,712

Net asset value, offering and redemption price per share (b)	$13.54

(a)	Cash used as collateral for futures contract transactions.

(b)	The Fund charges a 2.00% redemption fee on shares redeemed within 90 calendar days of purchase.

See accompanying notes which are an integral part of these financial statements.

23

APPLESEED FUND

STATEMENT OF OPERATIONS

For the six months ended March 31, 2018 (Unaudited)

Investment Income
Dividend income (net of foreign taxes withheld of $6,874)	$1,018,126
Interest income	332,451

Total investment income	1,350,577

Expenses
Investment Adviser	783,663
Administrative services plan, Investor Class	109,835
Administration	57,608
Fund accounting	25,101
Custodian	22,416
Report printing	18,819
Transfer agent	17,902
Registration	16,218
Audit and Tax	10,121
Legal	10,008
Trustee	5,910
Insurance	4,477
Chief Compliance Officer	4,228
Pricing	1,059
Miscellaneous	19,062
Interest	112,372
Dividend expense on securities sold short	18,575

Total expenses	1,237,374
Fees waived by Adviser	(120,658)
Administrative services plan waiver	(26,360)

Net operating expenses	1,090,356

Net investment income	260,221

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities	7,991,038
Securities sold short	(1,119,988)
Written options	204,323
Foreign currency translations	626,521
Futures contracts	50,826
Change in unrealized appreciation (depreciation) on:
Investment securities	724,284
Securities sold short	(654,044)
Written options	(53,799)
Foreign currency translations	(4,248)
Futures contracts	(277,679)

Net realized and unrealized gain (loss) on investment securities, securities sold short, written options, foreign currency translations and futures contracts	7,487,234

Net increase in net assets resulting from operations	$7,747,455

See accompanying notes which are an integral part of these financial statements.

24

APPLESEED FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$260,221	$2,613,644
Net realized gain on investment securities, written options, securities sold short, foreign currency translations and futures contracts	7,752,720	1,747,329
Change in unrealized appreciation (depreciation) on investment securities, written options, securities sold short, foreign currency translations and futures contracts	(265,486)	9,972,105

Net increase in net assets resulting from operations	7,747,455	14,333,078

Distributions
From net investment income - Investor Class	(550,330)	(1,435,180)
From net investment income - Institutional Class	(789,638)	(1,461,804)
From net realized gains - Investor Class	(407,745)	(19,814)
From net realized gains - Institutional Class	(443,231)	(17,129)

Total distributions	(2,190,944)	(2,933,927)

Capital Transactions - Investor Class
Proceeds from shares sold	5,861,540	17,383,117
Reinvestment of distributions	943,235	1,430,652
Amount paid for shares redeemed	(11,884,895)	(41,728,215)
Proceeds from redemption fees (a)	477	6,758

Total Investor Class	(5,079,643)	(22,907,688)

Capital Transactions - Institutional Class
Proceeds from shares sold	9,643,178	25,809,630
Reinvestment of distributions	1,182,754	1,430,433
Amount paid for shares redeemed	(8,041,249)	(29,837,733)
Proceeds from redemption fees (a)	263	44

Total Institutional Class	2,784,946	(2,597,626)

Net decrease in net assets resulting from capital transactions	(2,294,697)	(25,505,314)

Total Increase (Decrease) in Net Assets	3,261,814	(14,106,163)

See accompanying notes which are an integral part of these financial statements.

25

APPLESEED FUND

STATEMENTS OF CHANGES IN NET ASSETS –

continued

	For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017
Net Assets
Beginning of period	$178,390,154	$192,496,317

End of period	$181,651,968	$178,390,154

Accumulated net investment loss	$(2,206,149)	$(1,126,402)

Share Transactions - Investor Class
Shares sold	427,651	1,399,372
Shares issued in reinvestment of distributions	69,611	119,720
Shares redeemed	(871,789)	(3,341,466)

Total Investor Class	(374,527)	(1,822,374)

Share Transactions - Institutional Class
Shares sold	703,647	2,042,213
Shares issued in reinvestment of distributions	86,903	119,203
Shares redeemed	(587,372)	(2,413,940)

Total Institutional Class	203,178	(252,524)

Net decrease in shares outstanding	(171,349)	(2,074,898)

(a)	The Fund charges a 2% redemption fee on shares redeemed within 90 calendar days of purchase. Shares are redeemed at the Net Asset Value if held longer than 90 calendar days.

See accompanying notes which are an integral part of these financial statements.

26

APPLESEED FUND — INVESTOR CLASS

FINANCIAL HIGHLIGHTS

(For a share outstanding during each period)

	Six Months Ended March 31, 2018 (Unaudited)		Year ended September 30, 2017
Selected Per Share Data:
Net asset value, beginning of period	$13.05		$12.22
Investment operations:
Net investment income (loss)	0.01		0.15
Net realized and unrealized gain (loss) on investments	0.56		0.85

Total from investment operations	0.57		1.00

Less distributions to shareholders:
From net investment income	(0.09)		(0.17)
From net realized gain	(0.06)		— (a)

Total distributions	(0.15)		(0.17)

Paid in capital from redemption fees	—	(a)	— (a)

Net asset value, end of period	$13.47		$13.05

Total Return (b)	4.36	%(c)	8.37%
Ratios and Supplemental Data:
Net assets, end of period (000)	$84,607		$86,898
Ratio of net expenses to average net assets (e)(f)	1.28	%(d)	1.27%
Ratio of expenses to average net assets before waiver and reimbursement (e)	1.47	%(d)	1.48%
Ratio of net investment income (loss) to average net assets (e)	0.18	%(d)	1.33%
Portfolio turnover rate	37	%(c)	56%

(a)	Rounds to less than $0.005 per share.

(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c)	Not annualized.

(d)	Annualized.

(e)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(f)

Excluding dividend and interest expense, the ratios of net expenses to average net assets were 1.14% for the six months ended March 31, 2018 and 1.14%, 1.14%, 1.20%, 1.24% and 1.24% for the fiscal years ended September 30, 2017, 2016, 2015, 2014, and 2013, respectively.

(g)	Effective October 1, 2014, the Adviser contractually agreed to cap the Fund’s expenses at 0.95% excluding certain expenses. Prior to October 1, 2014, the Fund’s expense cap was 0.99%.

See accompanying notes which are an integral part of these financial statements.

27

Year ended September 30, 2016	Year ended September 30, 2015		Year ended September 30, 2014	Year ended September 30, 2013

$11.40	$13.96		$14.80	$13.07

0.03	(0.01)		0.03	0.07
1.07	(1.15)		0.36	2.17

1.10	(1.16)		0.39	2.24

—	—		— (a)	(0.23)
(0.28)	(1.40)		(1.23)	(0.28)

(0.28)	(1.40)		(1.23)	(0.51)

— (a)	—	(a)	— (a)	— (a)

$12.22	$11.40		$13.96	$14.80

9.90%	(8.90)%		2.85%	17.79%

$103,650	$112,447		$169,903	$249,372
1.16%	1.22	%(g)	1.26%	1.29%
1.39%	1.39%		1.48%	1.51%
0.27%	(0.06)%		0.40%	0.34%
82%	52%		53%	63%

See accompanying notes which are an integral part of these financial statements.

28

APPLESEED FUND — INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

(For a share outstanding during each period)

	Six Months Ended March 31, 2018 (Unaudited)		Year ended September 30, 2017
Selected Per Share Data:
Net asset value, beginning of period	$13.14		$12.31
Investment operations:
Net investment income	0.03		0.18
Net realized and unrealized gain (loss) on investments	0.54		0.86

Total from investment operations	0.57		1.04

Less distributions to shareholders:
From net investment income	(0.11)		(0.21)
From net realized gain	(0.06)		— (b)

Total distributions	(0.17)		(0.21)

Paid in capital from redemption fees	—	(b)	— (b)

Net asset value, end of period	$13.54		$13.14

Total Return (c)	4.38	%(d)	8.59%
Ratios and Supplemental Data:
Net assets, end of period (000)	$97,045		$91,492
Ratio of net expenses to average net assets (f)(g)	1.09	%(e)	1.08%
Ratio of expenses to average net assets before waiver and reimbursement (f)	1.22	%(e)	1.23%
Ratio of net investment income (loss) to average net assets (f)	0.37	%(e)	1.56%
Portfolio turnover rate	37	%(d)	56%

(a)	Net investment income per share is based on average shares outstanding during the period.

(b)	Rounds to less than $0.005 per share.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(d)	Not annualized.

(e)	Annualized.

(f)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(g)

Excluding dividend and interest expense, the ratios of net expenses to average net assets were 0.95% for the six months ended March 31, 2018 and 0.95%, 0.95%, 0.95%, 0.99% and 0.99% for the fiscal years ended September 30, 2017, 2016, 2015, 2014, and 2013, respectively.

(h)	Effective October 1, 2014, the Adviser contractually agreed to cap the Fund’s expenses at 0.95% excluding certain expenses. Prior to October 1, 2014, the Fund’s expense cap was 0.99%.

See accompanying notes which are an integral part of these financial statements.

29

Year ended September 30, 2016	Year ended September 30, 2015		Year ended September 30, 2014	Year ended September 30, 2013

$11.47	$14.02		$14.86	$13.09

0.06	0.02		0.13	0.08 (a)
1.08	(1.16)		0.30	2.20

1.14	(1.14)		0.43	2.28

(0.02)	(0.01)		(0.04)	(0.23)
(0.28)	(1.40)		(1.23)	(0.28)

(0.30)	(1.41)		(1.27)	(0.51)

— (b)	—	(b)	— (b)	— (b)

$12.31	$11.47		$14.02	$14.86

10.18%	(8.68)%		3.10%	18.07%

$88,846	$92,607		$120,714	$54,396
0.97%	0.97	%(h)	1.01%	1.04%
1.14%	1.14%		1.23%	1.26%
0.46%	0.18%		0.44%	0.55%
82%	52%		53%	63%

See accompanying notes which are an integral part of these financial statements.

30

APPLESEED FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2018 (Unaudited)

NOTE 1. ORGANIZATION

The Appleseed Fund (the “Fund”) was organized as a non-diversified series of Unified Series Trust (the “Trust”) on September 11, 2006. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment adviser is Pekin Singer Strauss Asset Management, Inc. (the “Adviser”). The investment objective of the Fund is to provide long-term capital appreciation.

The Fund currently offers two classes of shares, Investor Class and Institutional Class. Investor Class shares were first offered to the public on December 8, 2006; and Institutional Class shares were first offered to the public on January 31, 2011. Each share represents an equal proportionate interest in the assets and liabilities belonging to the applicable class and is entitled to such dividends and distributions out of income belonging to the applicable class as are declared by the Board. The primary difference between the two classes is attributable to the administrative service fee arrangements for the Investor Class. On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or on matters expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. The Fund may offer additional classes of shares in the future.

Non-Diversification Risk – The Fund is non-diversified, which means it may invest a greater percentage of its assets in a fewer number of stocks as compared to other mutual funds that are more broadly diversified. As a result, the Fund’s share price may be more volatile than the share price of some other mutual funds, and the poor performance of an individual stock in the Fund’s portfolio may have a significant negative impact on the Fund’s performance.

31

APPLESEED FUND

NOTES TO FINANCIAL STATEMENTS –

continued	March 31, 2018 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Foreign Currency Translation – The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

32

APPLESEED FUND

NOTES TO FINANCIAL STATEMENTS –

continued	March 31, 2018 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Short Sales – The Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. The Fund may engage in short sales with respect to various types of securities, including exchange traded funds (ETFs) and futures. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. The Fund may engage in short sales with respect to securities it owns, as well as securities that it does not own. Short sales expose the Fund to the risk that it will be required to acquire, convert, or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. The Fund’s investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. The Fund must segregate assets determined to be liquid in accordance with procedures established by the Board, or otherwise cover its position in a permissible manner. The Fund will be required to pledge its liquid assets to the broker in order to secure its performance on short sales. As a result, the assets pledged may not be available to meet the Fund’s needs for immediate cash or other liquidity. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses are sometimes referred to as the “negative cost of carry,” and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale. Dividend expenses on securities sold short and borrowing costs are not covered under the Adviser’s expense limitation agreement with the Fund and, therefore, these expenses will be borne by the shareholders of the Fund.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income

33

APPLESEED FUND

NOTES TO FINANCIAL STATEMENTS –

continued	March 31, 2018 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended March 31, 2018, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations, when required. During the period, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds by or under the direction of the Board in such a manner as the Board determines to be fair and equitable. Income, realized gains and losses, unrealized appreciation and depreciation, and Fund-wide expenses not allocated to a particular class shall be allocated to each class based on the net assets of that class in relation to the net assets of the entire Fund.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from Real Estate Investment Trusts (REITS) and distributions from Limited Partnerships are recognized on the ex-date. The calendar year end classification of distributions received from REITS during the fiscal year are reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available. Income or loss from Limited Partnerships is reclassified in the components of net assets upon receipt of K-1’s. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on

34

APPLESEED FUND

NOTES TO FINANCIAL STATEMENTS –

continued	March 31, 2018 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Redemption Fees – The Fund charges a 2.00% redemption fee for shares redeemed within 90 calendar days of purchase. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as an increase in paid-in capital and such fees become part of the Fund’s daily NAV calculation.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains, if any, to its shareholders at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from the ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

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NOTES TO FINANCIAL STATEMENTS –

continued	March 31, 2018 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including domestic and foreign common stocks, exchange-traded funds and closed-end trusts that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary

36

APPLESEED FUND

NOTES TO FINANCIAL STATEMENTS –

continued	March 31, 2018 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the mutual funds. These securities will be categorized as Level 1 securities.

Debt securities, including corporate bonds, U.S. government securities, and foreign government bonds, are valued by using the mean between the closing bid and asked prices provided by a pricing service. If the closing bid and asked prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

37

APPLESEED FUND

NOTES TO FINANCIAL STATEMENTS –

continued	March 31, 2018 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

Certificates of deposit are priced at their original cost, which approximates their fair value, through maturity date. These securities will be classified as Level 2 securities.

Option contracts are generally traded on an exchange and are generally valued at the last trade price, as provided by a pricing service. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. The option contracts will generally be categorized as Level 1 securities unless the market is considered inactive or the absence of a last bid or ask price, in which case, they will be categorized as Level 2 securities. Futures contracts that the Fund invests in are valued at the settlement price established each day by the board of trade or exchange on which they are traded, and when the market is considered active, will generally be categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which market quotations are not available or the price provided by the service is not reliable, as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

38

APPLESEED FUND

NOTES TO FINANCIAL STATEMENTS –

continued	March 31, 2018 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2018.

	Valuation Inputs

Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$138,102,213	$—	$—	$138,102,213
Exchange-Traded Funds	2,192,232	—	—	2,192,232
Closed-End Funds	30,122,747	—	—	30,122,747
U.S. Government Securities	—	7,896,211	—	7,896,211
Foreign Government Bonds	—	4,615,532	—	4,615,532
Corporate Bonds	—	100,000	—	100,000
Certificates of Deposit	—	2,530,524	—	2,530,524
Money Market Funds	2,238,739	—	—	2,238,739
Short Futures Contracts**	21,303	—	—	21,303

Total	$172,677,234	$15,142,267	$—	$187,819,501

*    Refer to Schedule of Investments for sector classifications.

**  The amount shown represents the net unrealized appreciation of the futures contracts.

	Valuation Inputs

Liabilities	Level 1	Level 2	Level 3	Total
Short Common Stocks	$(10,479,120)	$—	$—	$(10,479,120)
Long Futures Contracts *	(14,188)			(14,188)
Written Option Contracts	(228,500)	—	—	(228,500)

Total	$(10,721,808)	$—	$—	$(10,721,808)

*    The amount shown represents the net unrealized depreciation of the futures contracts.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.The Fund recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any levels as of March 31, 2018 based on input levels assigned at September 30, 2017.

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APPLESEED FUND

NOTES TO FINANCIAL STATEMENTS –

continued	March 31, 2018 (Unaudited)

NOTE 4. DERIVATIVE TRANSACTIONS

The Fund may engage in options and futures transactions, which are sometimes referred to as derivative transactions. The Fund uses derivative instruments for any purpose consistent with its investment objective, such as for hedging or obtaining market exposure or interest rate exposure. The Fund also may use derivative instruments to obtain market exposure (that is, for speculative purposes rather than hedging). The Adviser may establish a position in the derivatives market as a substitute for buying, selling, or holding certain securities. The use of derivative instruments may provide a less expensive, more expedient or more specifically focused way to invest than traditional securities would.

Currency Futures Contracts – The Fund entered into currency futures contracts (long and short) to hedge its foreign currency exposure during the period. A currency futures contract involves an obligation to purchase or sell a specific currency at a future date. Such contracts are used to sell unwanted currency exposure that comes from holding securities in a market. The contracts are marked to market daily and change in value is recorded as unrealized appreciation or depreciation. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When a currency futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the currency exchange rates. Cash held at broker as of March 31, 2018, is held for collateral for futures transactions and is restricted from withdrawal.

Written Options Contracts – The Fund may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Investing in written options contracts exposes a Fund to equity price risk.

40

APPLESEED FUND

NOTES TO FINANCIAL STATEMENTS –

continued	March 31, 2018 (Unaudited)

NOTE 4. DERIVATIVE TRANSACTIONS – continued

The following tables identify the location and fair value of derivative instruments on the Statement of Assets and Liabilities as of March 31, 2018, and the effect of derivative instruments on the Statement of Operations for the six months ended March 31, 2018.

At March 31, 2018:

Derivatives	Location of Derivatives on Statement of Assets & Liabilities	Amount
Foreign Exchange Risk:

Futures contracts	Payable for net variation margin on
	futures contracts	$ (25,488)

Equity Price Risk:

Written option contracts	Options written, at fair value	$ 228,500

For the six months ended March 31, 2018:

Derivatives	Location of Gain (Loss) on Derivatives on Statement of Operations	Contracts Open/ Sold Short/ Written	Contracts Closed	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Foreign Exchange Risk:

Futures contracts	Net realized and unrealized gain (loss) on futures contracts	84	119	$50,826	$(277,679)
Equity Price Risk:

Written option contracts	Net realized and unrealized gain (loss) on written options	1,505	1,105	$204,323	$53,799
Equity Price Risk:

Purchased option contracts	Net realized and unrealized gain (loss) on investments	10,650	(18,900)	$(441,577)	$252,967

41

APPLESEED FUND

NOTES TO FINANCIAL STATEMENTS –

continued	March 31, 2018 (Unaudited)

NOTE 4. DERIVATIVE TRANSACTIONS – continued

    Balance Sheet Offsetting Information

The following table provides a summary of offsetting financial liabilities and derivatives and the effect of derivative instruments on the Statement of Assets and Liabilities.

				Gross Amounts Not Offset in Statement of Assets and Liabilities
Futures Contracts	Gross Amounts of Recognized Liabilities	Gross Amount Offset in Statement of Assets and Liabilities	Net Amount of Assets Presented in Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount (not less than 0)
Futures contracts	$(25,488)	$—	$(25,488)	$—	$25,488	$—

Written Option Contracts
Written Option Contracts	$(228,500)	$—	$(228,500)	$228,500	$—	$—

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement with the Trust with respect to the Fund (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.85% of the Fund’s average daily net assets. For the six months ended March 31, 2018, before the waiver described below, the Adviser earned a fee of $783,663 from the Fund. The Fund’s Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses,

42

APPLESEED FUND

NOTES TO FINANCIAL STATEMENTS –

continued	March 31, 2018 (Unaudited)

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business) do not exceed 0.95% of the Fund’s average daily net assets through January 31, 2019. Any waiver or reimbursement by the Adviser is subject to repayment by the Fund in the three years following the date the particular expense payment occurred, but only if such reimbursement can be achieved without exceeding the applicable annual limit in effect at the time of the expense payment or the reimbursement. This expense cap may not be terminated prior to this date except by the Board of Trustees. For the six months ended March 31, 2018, the Adviser waived fees of $120,658. At March 31, 2018, the Adviser was owed $112,466 from the Fund for advisory services.

Each fee waiver and expense reimbursement is subject to repayment by the Fund in the three years following the date the particular expense payment occurred, provided such reimbursement can be achieved without exceeding the expense limitation that was in effect at the time of the expense payment or the reimbursement. As of March 31, 2018, the Adviser may seek repayment of investment advisory fees waived and expense reimbursements in the amount of $981,299 from the Fund no later than March 31, 2021.

The Trust retains Ultimus Fund Solutions, LLC (the “Administrator”) to provide the Fund with administration, fund accounting and transfer agent, including all regulatory reporting. For the six months ended March 31, 2018, the Administrator earned fees of $57,608 for administration services, $17,902 for transfer agent services, and $25,101 for fund accounting services. At March 31, 2018, the Fund owed the Administrator $16,277 for such services.

Certain officers of the Trust are employees of the Administrator or Unified Financial Securities, LLC (the “Distributor”). The Distributor acts as the principal distributor of the Fund’s shares. The Distributor operates as a wholly owned subsidiary of the Administrator. An officer of the Trust is an officer of the Distributor and such person may be deemed to be an affiliate of the Distributor. Officers, other than the Chief Compliance Officer, who is not an officer or employee of the Administrator or the Distributor, are not paid by the Trust for services to the Fund.

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APPLESEED FUND

NOTES TO FINANCIAL STATEMENTS –

continued	March 31, 2018 (Unaudited)

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chairman of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act of the Trust. Each Trustee of the Trust receives annual compensation of $1,850 per Fund from the Trust. The Independent Chairman of the Board and the Chairman of the Audit Committee receives annual compensation of $2,300 per Fund from the Trust. Trustees also receives $1,000 for attending each special in person meeting. In addition, the Trust reimburses Trustees for out-of-pocket expense incurred in conjunction with attendance at meetings.

The Fund has adopted an Administrative Services Plan with respect to Investor Class shares, pursuant to which the Fund pays an annual fee of 0.25% of the average daily net assets of the Fund’s Investor Class shares to the Adviser to compensate financial intermediaries who provide administrative services to the Investor Class shareholders. The Adviser has contractually agreed to waive its receipt of payments under the Administrative Services Plan, to the extent such payments exceed an annual rate of 0.19% of the average daily net assets of Investor Class shares. This contractual waiver is in effect through January 31, 2019. Financial intermediaries eligible to receive payments under the Administrative Services Plan include mutual fund supermarkets and other platforms sponsored by any 401(k) plan, bank, trust company or broker-dealer that have entered into an agreement with the Fund or the Fund’s distributor to sell the Fund’s Investor Class shares. For purposes of the Administrative Services Plan, administrative services include, but are not limited to (i) acting as record holder and nominee of Investor Class shares beneficially owned by the financial intermediary’s customers; (ii) providing sub-accounting services to such customers; (iii) processing and issuing confirmations with respect to orders to purchase, redeem or exchange Investor Class shares; (iv) processing dividend payments; and (v) providing periodic account statements. For the six months ended March 31, 2018, the Investor Class incurred Service fees of $109,835 ($83,475 after waiver described above). At March 31, 2018, $13,930 was owed to the Adviser pursuant to the Administrative Services Plan.

44

APPLESEED FUND

NOTES TO FINANCIAL STATEMENTS –

continued	March 31, 2018 (Unaudited)

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

The Trust, with respect to the Investor Class shares of the Fund, has adopted a Distribution Plan under to Rule 12b-1 of the Investment Company Act of 1940, pursuant to which the Fund is authorized to pay a fee of up to 0.25% of the average daily net assets of the Investor Class shares of the Fund to the Fund’s Adviser or any bank, broker-dealer, investment adviser or other financial intermediary that assists the Fund in the sale and distribution of its Investor Class shares or that provides shareholder servicing. The Fund does not currently intend to activate the Plan, but may do so upon 60 days’ notice to shareholders. If the Plan is activated, these fees will, over time, increase the cost of your investment and may cost you more than paying other types of sales charges because these fees are paid out of the Fund’s assets on an on-going basis.

NOTE 6. INVESTMENT TRANSACTIONS

For the six months ended March 31, 2018, purchases and sales of investment securities, other than short-term investments were as follows:

Purchases
U.S. Government Obligations	$7,923,510
Other	72,456,894
Sales
U.S. Government Obligations	$3,500,000
Other	58,880,837

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. At March 31, 2018, Pershing LLC, for the benefit of its customers, owned 28.11% of the Fund and Charles Schwab & Co., Inc., for the benefit of its customers, owned 26.55% of the Fund. As a result, Pershing LLC and Charles Schwab & Co., Inc. may be deemed to control the Fund.

45

APPLESEED FUND

NOTES TO FINANCIAL STATEMENTS –

continued	March 31, 2018 (Unaudited)

NOTE 8. FEDERAL TAX INFORMATION

At March 31, 2018, the appreciation (depreciation) of investments, including securities sold short, written options and futures contracts, for tax purposes, was as follows:

Amount
Gross unrealized appreciation	$18,431,188
Gross unrealized depreciation	(7,642,238)

Net unrealized appreciation on investments	$10,788,950

At March 31, 2018, the aggregate cost of securities, net of proceeds for securities sold short, for federal income tax purposes, was $177,009,248.

The tax characterization of distributions for the fiscal year ended September 30, 2017 was as follows:

Distributions paid from:
Ordinary Income*	$2,933,927
Long-term Capital Gain	—

$2,933,927

*     Short term capital gain distributions are treated as ordinary income for tax purposes.

At September 30, 2017, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$792,782
Unrealized appreciation (depreciation)	8,964,615

$9,757,397

At September 30, 2017, the difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales and basis adjustments for investments in passive foreign investment companies.

46

APPLESEED FUND

NOTES TO FINANCIAL STATEMENTS –

continued	March 31, 2018 (Unaudited)

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

NOTE 10. SUBSEQUENT EVENTS

Management has evaluated events or transactions that may have occurred since March 31, 2018, that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

47

SUMMARY OF FUND EXPENSES – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs (such as short-term redemption fees); and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for six months from October 1, 2017 to March 31, 2018.

Actual Expenses

The first line of the table for each class provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During The Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the redemption fee imposed on short-term redemptions. The second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. If incurred, the short-term redemption fee imposed by the Fund would increase your expenses.

48

SUMMARY OF FUND EXPENSES – continued (Unaudited)

		Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Expenses Paid During Period(1)	Annualized Expense Ratio

Investor Class	Actual	$ 1,000.00	$ 1,043.60	$ 6.53	1.28%

	Hypothetical(2)	$ 1,000.00	$ 1,018.54	$ 6.45	1.28%

Institutional Class	Actual	$ 1,000.00	$ 1,043.80	$ 5.57	1.09%

	Hypothetical(2)	$ 1,000.00	$ 1,019.49	$ 5.50	1.09%

(1)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

(2)	Hypothetical assumes 5% annual return before expenses.

49

OTHER INFORMATION

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available without charge, upon request. You may call toll-free at (800) 470-1029 to request a copy of the SAI or to make shareholder inquiries.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 are available without charge upon request by: (1) calling the Fund at (800) 470-1029 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Kenneth G.Y. Grant, Chairman

Daniel J. Condon

Gary E. Hippenstiel

Nancy V. Kelly

Stephen A. Little

Ronald C. Tritschler

OFFICERS

David R. Carson, President

Zachary P. Richmond, Treasurer and Chief Financial Officer

Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISER

Pekin Singer Strauss Asset Management, Inc.

161 N. Clark Street, Suite 2200

Chicago, IL 60601

DISTRIBUTOR

Unified Financial Securities, LLC

9465 Counselors Row, Suite 200

Indianapolis, IN 46240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

CUSTODIAN

U.S. Bank, N.A.

425 Walnut St.

Cincinnati, OH 45202

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus, which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, LLC

Member FINRA/SIPC

50

PRIVACY POLICY

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•	Information the Fund receives from you on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, and date of birth); and

•	Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to service providers (such as the Fund’s custodian, administrator, transfer agent, accountant and legal counsel) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Disposal of Information. The Fund, through its transfer agent, has taken steps to reasonably ensure that the privacy of your nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Fund. Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

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IRON Funds

Management Discussion of Fund Performance (Unaudited)

Iron Strategic Income Fund

The Adviser seeks to attain its investment objective by strategically adjusting the portfolio’s market exposure, typically to fixed income markets, including high yield securities (commonly known as “junk bonds”), convertible bonds and cash. The Fund’s Adviser, IRON Financial, LLC (the “Adviser”), employs a top-down approach that includes a review of fundamental and quantitative factors to determine the desired economic exposure at any given time. This total return approach strives to earn interest income on securities held in the Fund’s portfolio and to generate capital appreciation through strategic adjustments of the Fund’s assets. At the same time, when the Adviser concludes that the risk/reward relationship is unfavorable in certain fixed income weaker markets, the Adviser will take necessary steps to adjust the Fund’s market exposure.

Over the course of the 3 months ending March 31, 2018, the Adviser reduced the Fund’s exposure to credit default swaps and Treasury and currency futures contracts in an effort to mitigate extreme market volatility and the related costs of the use of such derivatives. Additionally, based on the Adviser’s assessment of perceived heightened risk in the fixed income markets, the Adviser reduced the Fund’s exposure to the credit markets by selling securities and increasing the Fund’s cash position in a manner intended to lessen portfolio risk to the downside and create a better risk/reward profile for the Fund.

Iron Equity Premium Income Fund

The Adviser strives to achieve its investment objective by investing primarily in one or more exchange-traded funds that track the performance of the S&P 500® Index (the “Underlying ETFs”) while employing an actively managed strategy of writing (selling) call options on all or a portion of the Underlying ETFs. The extent of the Fund’s option writing activity depends on the Adviser’s assessment of market conditions and the attractiveness of writing call options on the Underlying ETFs.

Due to periods of extreme volatility during the first 3 months this year, the market environment has been challenging for the Fund’s active covered call writing strategy. However, despite occasions when market corrections were quick and severe and sometimes quickly followed up by strong rallies, the Adviser has continued to utilize its options strategy to seek to turn increased volatility into higher premium income while exercising discipline to help limit losses on options positions and utilize the main driver of performance, the underlying ETFs.

Thank you for your business. We appreciate the opportunity to serve your investment needs.

Iron Financial LLC

IRON Funds

Performance Results – (Unaudited)

Average Annual Total Returns (a)

as of March 31, 2018

	Six Months	One Year	Five Year	Ten Year	Since Inception (10/11/06)	Since Inception (2/2/09)
IRON Strategic Income Fund
Institutional Class	-0.86%	0.96%	1.70%	5.29%	5.30%	N/A
Investor Class	-1.14%	0.56%	1.32%	N/A	N/A	5.83%
Credit Suisse Hedge Fund Index (b)	2.78%	5.43%	3.61%	3.49%	4.42%	5.88%

Expense Ratios (c)
Institutional Class	Investor Class
1.79%	2.14%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on IRON Strategic Income Fund (the “Fund”) distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-877-322-0575.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. Returns for periods less than one year are not annualized.

(b)	The Credit Suisse Hedge Fund Index is an asset weighted hedge fund index based only on funds with over $50 million under management, a 12-month track record and audited financial statements. The index is calculated and rebalanced on a monthly basis, and reflects performance net of all hedge fund component performance fees and expenses. In addition, the “Since Inception” return for the Credit Suisse Hedge Fund Index is as of January 31, 2009 for the Investor Class. An individual cannot invest directly in the Index. However, an individual may be able to invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(c)	The expense ratios, which include acquired fund fees and expenses, are from the Fund’s prospectus dated January 28, 2018. Additional information pertaining to the Fund’s expense ratios as of March 31, 2018 can be found on the financial highlights, which do not include acquired fund fees and expenses.

The Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling the same number as above. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, LLC, member FINRA/SIPC.

IRON Funds

Performance Results – (Unaudited) (continued)

Average Annual Total Returns (a)

as of March 31, 2018

	Six Months	One Year	Since Inception (10/30/15)
IRON Equity Premium Income Fund
Institutional Class	1.76%	7.99%	8.06%
Investor Class	1.51%	7.60%	7.69%
CBOE S&P 500 BuyWrite Index (b)	1.19%	6.95%	7.30%

	Expense Ratios (c)
	Institutional Class	Investor Class
Gross	5.09%	5.44%
With Applicable Waivers	1.09%	1.44%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on IRON Equity Premium Income Fund (the “Fund”) distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-877-322-0575.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. Returns for periods less than one year are not annualized.

(b)	The CBOE S&P 500 BuyWrite Index is a benchmark index designed to track the performance of a hypothetical buy-write strategy on the S&P 500 Index. A “Buy-Write” strategy generally is considered to be an investment strategy in which an investor buys a stock or a basket of stocks, and also writes covered call options that correspond to the stock or basket of stocks. An individual cannot invest directly in the Index. However, an individual may be able to invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(c)

The expense ratios, which include acquired fund fees and expenses, are from the Fund’s prospectus dated January 28, 2018. The Fund’s adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses

IRON Funds

Performance Results – (Unaudited) (continued)

(such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business) do not exceed 1.00% of the Fund’s average daily net assets through January 31, 2019. Any waiver or reimbursement by the Adviser is subject to repayment by the Fund in the three years following the date the particular expense payment occurred, but only if such reimbursement can be achieved without exceeding the applicable annual limit in effect at the time of the expense payment or the reimbursement. This expense cap may not be terminated prior to this date except by the Board of Trustees. Additional information pertaining to the Fund’s expense ratios as of March 31, 2018 can be found on the financial highlights, which do not include acquired fund fees and expenses.

The Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling the same number as above. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, LLC, member FINRA/SIPC.

IRON Funds

Fund Holdings – (Unaudited)

1	As a percent of net assets.

The investment objective of the IRON Strategic Income Fund is to maximize total return. Total return is comprised of both income and capital appreciation.

1	As a percent of net assets

The investment objective of the IRON Equity Premium Fund seeks to provide superior risk-adjusted total returns relative to the CBOE S&P 500 BuyWrite Index.

IRON Funds

Availability of Portfolio Schedules – (Unaudited)

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q will be available at the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

IRON STRATEGIC INCOME FUND

Schedule of Investments	March 31, 2018

(Unaudited)

Convertible Notes – 8.95%	Principal Amount	Fair Value
Convertible Notes – Domestic – 8.48%
Allscripts Healthcare Solutions, Inc., 1.25%, 7/1/2020	$400,000	$402,750
CalAmp Corporation, 1.63%, 5/15/2020	400,000	428,530
Citrix Systems, Inc., 0.50%, 4/15/2019	400,000	527,560
CSG Systems International, Inc., 4.25%, 3/15/2036	400,000	441,615
Echo Global Logistics, Inc., 2.50%, 5/1/2020	400,000	407,890
Electronics For Imaging, Inc., 0.75%, 9/1/2019	400,000	388,760
Huron Consulting Group, Inc., 1.25%, 10/1/2019	400,000	377,986
Macquarie Infrastructure Corporation, 2.88%, 7/15/2019	400,000	397,500
National Health Investors, Inc., 3.25%, 4/1/2021	400,000	439,472
NRG Yield, Inc., 3.50%, 2/1/2019 (a)	400,000	398,544
NuVasive, Inc., 2.25%, 3/15/2021	400,000	441,374
Pandora Media, Inc., 1.75%, 12/1/2020	400,000	366,252
PennyMac Corporation, 5.38%, 5/1/2020	400,000	401,500
Prospect Capital Corporation, 4.75%, 4/15/2020	400,000	401,529
Rovi Corporation, 0.50%, 3/1/2020	400,000	389,440
SEACOR Holdings, Inc., 3.00%, 11/15/2028	400,000	388,514
Vector Group Limited, 1.75%, 4/15/2020 (b)	400,000	440,856
Verint Systems, Inc., 1.50%, 6/1/2021	400,000	391,404

		7,431,476

Convertible Notes – Mexico – 0.47%
Cemex SAB de CV, 3.72%, 3/15/2020 (c)	400,000	412,721

TOTAL CONVERTIBLE NOTES (Cost $7,766,907)		7,844,197

Exchange-Traded Funds – 16.53%	Shares
Direxion Daily 20 Year Treasury Bull 3x Shares	990	19,335
Direxion Daily 20 Year Treasury Bear 3x Shares	1,009	19,595
First Trust Tactical High Yield ETF	11,333	539,564

See accompanying notes which are an integral part of these financial statements.

IRON STRATEGIC INCOME FUND

Schedule of Investments (continued)	March 31, 2018

(Unaudited)

Exchange-Traded Funds (continued)	Shares	Fair Value
iShares 0-5 Year High Yield Corporate Bond ETF	29,032	$1,358,407
iShares iBoxx $ High Yield Corporate Bond ETF (d)	28,903	2,475,253
PowerShares Fundamental High Yield Corporate Bond Portfolio (d)	146,242	2,706,939
Proshares Short High Yield	8,023	187,578
SPDR Portfolio Long Term Treasury ETF	617	21,657
SPDR Bloomberg Barclays High Yield Bond ETF (d)	69,466	2,490,356
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	36,500	999,005
VanEck Vectors Fallen Angel High Yield Bond ETF	78,058	2,268,365
Xtrackers USD High Yield Corporate Bond ETF	28,430	1,407,854

TOTAL EXCHANGE-TRADED FUNDS (Cost $14,578,367)		14,493,908

Money Market Funds – 80.29% (e)
Federated Treasury Obligations Fund – Institutional Shares, 1.55%	16,400,313	16,400,313
Fidelity Investments Money Market Treasury Only – Class I, 1.43%	16,400,313	16,400,313
First American Treasury Obligations Fund – Class Z, 1.51% (f)	21,175,596	21,175,596
Wells Fargo Treasury Plus Money Market Fund – Class I, 1.46%	16,400,313	16,400,313

TOTAL MONEY MARKET FUNDS (Cost $70,376,535)		70,376,535

TOTAL INVESTMENTS – 105.77% (Cost $92,721,809)		92,714,640

Liabilities in Excess of Other Assets – (5.77)%		(5,059,385)

NET ASSETS – 100.00%		$87,655,255

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes which are an integral part of these financial statements.

IRON STRATEGIC INCOME FUND

Schedule of Investments (continued)	March 31, 2018

(Unaudited)

(b)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2018. Rate is based on a fixed interest rate plus an amount equal to the common stock associated with the note.
(c)	Foreign corporate bond denominated in U.S. dollars.
(d)	All or a portion of the security was on loan as of March 31, 2018. The total value of securities on loan as of March 31, 2018 was $4,686,898.
(e)	Rate disclosed is the seven day effective yield as of March 31, 2018.
(f)	All or a portion of this security purchased with cash proceeds from securities on loan and serves as collateral for those securities as of March 31, 2018. The total value of collateral held for securities on loan was $4,775,283.

See accompanying notes which are an integral part of these financial statements.

IRON EQUITY PREMIUM INCOME FUND

Schedule of Investments	March 31, 2018

(Unaudited)

Exchange-Traded Funds – 96.76%	Shares	Fair Value
SPDR S&P 500 ETF Trust (a)	34,369	$9,044,202

TOTAL EXCHANGE-TRADED FUNDS (Cost $7,742,381)		9,044,202

Money Market Funds – 3.51%
Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio – Institutional Class, 1.46% (b)	327,646	327,646

TOTAL MONEY MARKET FUNDS (Cost $327,646)		327,646

TOTAL INVESTMENTS – 100.27% (Cost $8,070,027)		9,371,848

Liabilities in Excess of Other Assets – (0.27)%		(25,152)

NET ASSETS – 100.00%		$9,346,696

(a)	All or a portion of the security is held as collateral for written call options.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2018.

Written Call Option Contracts at March 31, 2018 – (0.59)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
SPDR S&P 500 ETF Trust	(343)	$(9,026,045)	$271.00	April 23, 2018	$(55,223)

					$(55,223)

See accompanying notes which are an integral part of these financial statements.

IRON Funds

Statements of Assets and Liabilities	March 31, 2018

(Unaudited)

	IRON Strategic Income Fund		IRON Equity Premium Income Fund
Assets
Investments in securities at fair value (cost $92,721,809 and $8,070,027), including $4,686,898 and $0 of securities on loan	$92,714,640	(a)	$9,371,848
Receivable for investments sold	384,637		—
Dividends and interest receivable	141,907		37,974
Receivable from Adviser	—		10,467
Prepaid expenses	20,966		19,138

Total Assets	93,262,150		9,439,427

Liabilities
Options written, at value (premium received $0 and $60,747)	—		55,223
Payable for fund shares redeemed	99,038		14,000
Payable for investments purchased	600,178		—
Payable upon return of securities loaned	4,775,283		—
Payable to Adviser	76,780		—
Payable for 12b-1 fees, Investor Class	2,606		108
Payable for Administrative Services Plan fees, Investor Class	320		16
Payable to Administrator	19,519		7,622
Payable to trustees	2,927		2,927
Other accrued expenses	30,244		12,835

Total Liabilities	5,606,895		92,731

Net Assets	$87,655,255		$9,346,696

See accompanying notes which are an integral part of these financial statements.

IRON Funds

Statements of Assets and Liabilities (continued)	March 31, 2018

(Unaudited)

	IRON Strategic Income Fund	IRON Equity Premium Income Fund
Net Assets consist of:
Paid-in capital	$109,164,213	$8,674,751
Accumulated net investment loss	(13,629)	(195,143)
Accumulated net realized loss from investments	(21,488,160)	(440,257)
Net unrealized appreciation (depreciation) on:
Investment securities	(7,169)	1,301,821
Written options	—	5,524

Net Assets	$87,655,255	$9,346,696

Net Assets: Institutional Class	$84,151,586	$9,129,894

Shares outstanding (unlimited number of shares authorized, no par value)	8,172,855	820,369

Net asset value, offering and redemption price per share (b)	$10.30	$11.13

Net Assets: Investor Class	$3,503,669	$216,802

Shares outstanding (unlimited number of shares authorized, no par value)	337,713	19,488

Net asset value, offering and redemption price per share (b)	$10.37	$11.12

(a)	Investments include securities purchased with cash proceeds from securities loaned.
(b)	The Fund charges a 1.00% redemption fee on shares redeemed within 30 days of purchase.

See accompanying notes which are an integral part of these financial statements.

IRON Funds

Statements of Operations	For the six months ended March 31, 2018

(Unaudited)

	IRON Strategic Income Fund	IRON Equity Premium Income Fund
Investment Income
Dividend income	$2,114,900	$80,993
Interest income	118,872	—
Income from securities loaned	41,877	—

Total investment income	2,275,649	80,993

Expenses
Investment Adviser	515,423	39,366
Administration	49,064	18,699
Fund accounting	24,276	13,712
Registration	17,216	15,721
Transfer agent	16,573	13,961
Audit and tax	11,379	9,135
Legal	9,072	8,838
Report printing	14,503	1,965
Trustee	5,927	5,928
Custodian	7,703	1,795
Chief Compliance Officer	4,239	4,239
12b-1, Investor Class	5,729	206
Insurance	3,415	1,254
Pricing	2,792	—
Administrative Services Plan, Investor Class	2,292	83
Miscellaneous	14,857	12,920

Total expenses	704,460	147,822
Fees waived and expenses reimbursed by Adviser	—	(103,574)

Net expenses	704,460	44,248

Net investment income	1,571,189	36,745

See accompanying notes which are an integral part of these financial statements.

IRON Funds

Statements of Operations (continued)	For the six months ended March 31, 2018

(Unaudited)

	IRON Strategic Income Fund	IRON Equity Premium Income Fund
Net Realized and Change in Unrealized Gain (Loss) on Investments
Long term capital gain dividends from investment companies	$7,515	$—
Net realized gain (loss) on:
Investment securities	(82,975)	17,461
Swap contracts	(1,676)	—
Written options	—	(300,328)
Futures contracts	1,203	—
Change in unrealized appreciation (depreciation) on:
Investment securities	(2,319,926)	325,168
Swap contracts	(48,020)	—
Written options	—	8,312
Futures contracts	229	—

Net realized and change in unrealized gain (loss) on investment securities, swap contracts, written options and futures contracts	(2,443,650)	50,613

Net increase (decrease) in net assets resulting from operations	$(872,461)	$87,358

See accompanying notes which are an integral part of these financial statements.

IRON Funds

Statements of Changes in Net Assets

	IRON Strategic Income Fund		IRON Equity Premium Income Fund
	For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017	For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$1,571,189	$3,822,892	$36,745	$58,275
Long term capital gain dividends from investment companies	7,515	2,318	—	—
Net realized gain (loss) on investment securities, swap contracts, written options and futures contracts	(83,448)	1,496,372	(282,867)	(78,952)
Change in unrealized appreciation (depreciation) on investment securities, swap contracts, written options and futures contracts	(2,367,717)	(932,373)	333,480	781,360

Net increase (decrease) in net assets resulting from operations	(872,461)	4,389,209	87,358	760,683

Distributions
From net investment income – Institutional Class	(1,465,820)	(3,685,788)	(227,201)	(57,904)
From net investment income – Investor Class	(57,617)	(188,364)	(4,687)	(371)
From return of capital – Institutional Class	—	(135,652)	—	(210,729)
From return of capital – Investor Class	—	(8,026)	—	(3,214)

Total distributions	(1,523,437)	(4,017,830)	(231,888)	(272,218)

See accompanying notes which are an integral part of these financial statements.

IRON Funds

Statements of Changes in Net Assets (continued)

	IRON Strategic Income Fund		IRON Equity Premium Income Fund
	For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017	For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017
Capital Transactions – Institutional Class
Proceeds from shares sold	$2,421,406	$24,437,406	$2,405,650	$3,037,066
Reinvestment of distributions	1,353,484	3,415,778	220,462	268,124
Amount paid for shares redeemed	(29,631,852)	(51,679,256)	(1,225,880)	(587,614)
Proceeds from redemption fees (a)	—	809	—	—

Total Institutional Class	(25,856,962)	(23,825,263)	1,400,232	2,717,576

Capital Transactions – Investor Class
Proceeds from shares sold	114,002	1,597,762	82,553	131,224
Reinvestment of distributions	57,111	195,039	4,687	3,585
Amount paid for shares redeemed	(1,881,161)	(4,872,513)	(15,541)	(104,336)

Total Investor Class	(1,710,048)	(3,079,712)	71,699	30,473

Net increase (decrease) in net assets resulting from capital transactions	(27,567,010)	(26,904,975)	1,471,931	2,748,049

Total Increase (Decrease) in Net Assets	(29,962,908)	(26,533,596)	1,327,401	3,236,514

Net Assets
Beginning of period	117,618,163	144,151,759	8,019,295	4,782,781

End of period	$87,655,255	$117,618,163	$9,346,696	$8,019,295

Accumulated net investment loss	$(13,629)	$(61,381)	$(195,143)	$—

See accompanying notes which are an integral part of these financial statements.

IRON Funds

Statements of Changes in Net Assets (continued)

	IRON Strategic Income Fund		IRON Equity Premium Income Fund
	For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017	For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017
Share Transactions – Institutional Class
Shares sold	$231,226	$2,307,694	$205,679	$273,982
Shares issued in reinvestment of distributions	130,350	325,016	19,526	24,337
Shares redeemed	(2,828,510)	(4,882,164)	(105,669)	(54,524)

Total Institutional Class	(2,466,934)	(2,249,454)	119,536	243,795

Share Transactions – Investor Class
Shares sold	10,776	149,574	7,141	11,843
Shares issued in reinvestment of distributions	5,454	18,435	417	325
Shares redeemed	(178,757)	(456,968)	(1,360)	(9,797)

Total Investor Class	(162,527)	(288,959)	6,198	2,371

Net increase (decrease) in shares outstanding	(2,629,461)	(2,538,413)	125,734	246,166

(a)	The Fund charges a 1% redemption fee on shares redeemed within 30 calendar days of purchase. Shares are redeemed at the Net Asset Value if held longer than 30 calendar days.

See accompanying notes which are an integral part of these financial statements.

IRON STRATEGIC INCOME FUND – Institutional Class

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended March 31, 2018 (Unaudited)		For the Year Ended September 30, 2017
Selected Per Share Data:
Net asset value, beginning of period	$10.55		$10.53

Investment operations:
Net investment income (a)	0.16		0.32
Net realized and unrealized gain (loss)	(0.25)		0.03

Total from investment operations	(0.09)		0.35

Less distributions to shareholders:
From net investment income	(0.16)		(0.32)
From net capital gains	—		—
From return of capital	—		(0.01)

Total distributions	(0.16)		(0.33)

Paid in capital from redemption fees	—		—(c )

Net asset value, end of period	$10.30		$10.55

Total Return (d)	-0.86	%(e)	3.41%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$84,152		$112,300
Ratio of net expenses to average net assets (f)	1.35	%(g)	1.30%
Ratio of net investment income to average net assets (a) (f)	3.07	%(g)	2.93%
Portfolio turnover rate	189	%(e)	426%

(a)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	Per share amounts calculated using average shares method.
(c)	Rounds to less than $0.005 per share.
(d)	Total return in the above table represents the rate that the investor would have earned on an investment in the Fund, assuming reinvestment of dividends.
(e)	Not annualized.
(f)	These ratios exclude the impact of income and expenses of the underlying funds in which the Fund invests.
(g)	Annualized.

See accompanying notes which are an integral part of these financial statements.

IRON STRATEGIC INCOME FUND – Institutional Class

Financial Highlights

(For a share outstanding during each period)

For the Year Ended September 30, 2016	For the Year Ended September 30, 2015	For the Year Ended September 30, 2014	For the Year Ended September 30, 2013

$10.46	$11.45	$11.47	$11.33

0.32	0.34	0.48	0.52 (b)
0.07	(0.76)	(0.01)	0.04

0.39	(0.42)	0.47	0.56

(0.32)	(0.30)	(0.49)	(0.42)
—	(0.27)	—	—
—	—	—	—

(0.32)	(0.57)	(0.49)	(0.42)

— (c)	— (c)	— (c)	— (c)

$10.53	$10.46	$11.45	$11.47

3.85%	-3.75%	4.14%	5.02%

$135,780	$230,120	$378,785	$414,438
1.28%	1.19%	1.15%	1.15%

3.02%	2.98%	4.07%	4.51%
673%	191%	45%	43%

See accompanying notes which are an integral part of these financial statements.

IRON STRATEGIC INCOME FUND – Investor Class

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended March 31, 2018 (Unaudited)		For the Year Ended September 30, 2017
Selected Per Share Data:
Net asset value, beginning of period	$10.63		$10.61

Investment operations:
Net investment income (a)	0.15		0.29
Net realized and unrealized gain (loss)	(0.27)		0.02

Total from investment operations	(0.12)		0.31

Less distributions to shareholders:
From net investment income	(0.14)		(0.28)
From net capital gains	—		—
From return of capital	—		(0.01)

Total distributions	(0.14)		(0.29)

Paid in capital from redemption fees	—		—

Net asset value, end of period	$10.37		$10.63

Total Return (d)	-1.14	%(e)	3.01%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$3,504		$5,318
Ratio of net expenses to average net assets (f)	1.70	%(g)	1.65%
Ratio of net investment income to average net assets (a) (f)	2.73	%(g)	2.59%
Portfolio turnover rate	189	%(e)	426%

(a)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	Per share amounts calculated using average shares method.
(c)	Rounds to less than $0.005 per share.
(d)	Total return in the above table represents the rate that the investor would have earned on an investment in the Fund, assuming reinvestment of dividends.
(e)	Not annualized.
(f)	These ratios exclude the impact of income and expenses of the underlying funds in which the Fund invests.
(g)	Annualized.

See accompanying notes which are an integral part of these financial statements.

IRON STRATEGIC INCOME FUND – Investor Class

Financial Highlights

(For a share outstanding during each period)

For the Year Ended September 30, 2016	For the Year Ended September 30, 2015	For the Year Ended September 30, 2014	For the Year Ended September 30, 2013

$10.54	$11.53	$11.55	$11.41

0.30	0.31	0.40	0.45 (b)
0.06	(0.77)	0.04	0.08

0.36	(0.46)	0.44	0.53

(0.29)	(0.26)	(0.46)	(0.39)
—	(0.27)	—	—
—	—	—	—

(0.29)	(0.53)	(0.46)	(0.39)

— (c)	— (c)	— (c)	— (c)

$10.61	$10.54	$11.53	$11.55

3.54%	-4.08%	3.77%	4.60%

$8,372	$12,540	$24,328	$14,154
1.63%	1.54%	1.50%	1.49%

2.67%	2.61%	3.64%	3.90%
673%	191%	45%	43%

See accompanying notes which are an integral part of these financial statements.

IRON EQUITY PREMIUM INCOME FUND – Institutional Class

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended March 31, 2018 (Unaudited)		For the Year Ended September 30, 2017
Selected Per Share Data:
Net asset value, beginning of period	$11.23		$10.22

Investment operations:
Net investment income	0.05		0.11 (b)
Net realized and unrealized gain	0.15		1.37

Total from investment operations	0.20		1.48

Less distributions to shareholders:
From net investment income	(0.30)		(0.06)
From return of capital	—		(0.41)

Total distributions	(0.30)		(0.47)

Paid in capital from redemption fees	—		—

Net asset value, end of period	$11.13		$11.23

Total Return (d)	1.76	%(e)	14.67%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$9,130		$7,870
Ratio of net expenses to average net assets (f)	1.00	%(g)	1.00%
Ratio of expenses to average net assets before waiver/reimbursement (f)	3.37	%(g)	5.00%
Ratio of net investment income to average net assets (f)	0.85	%(g)	1.03%
Portfolio turnover rate	9	%(e)	6%

(a)	For the period October 30, 2015 (commencement of operations) to September 30, 2016.
(b)	Per share amount calculated using average shares method.
(c)	Rounds to less than $0.005 per share.
(d)	Total return in the above table represents the rate that the investor would have earned on an investment in the Fund, assuming reinvestment of dividends.
(e)	Not annualized.
(f)	These ratios exclude the impact of income and expenses of the underlying funds in which the Fund invests.
(g)	Annualized.

See accompanying notes which are an integral part of these financial statements.

IRON EQUITY PREMIUM INCOME FUND – Institutional Class

Financial Highlights

(For a share outstanding during each period)

For the Period Ended September 30, 2016 (a)

$10.00

0.12
0.22

0.34

(0.12)
—

(0.12)

—	(c)

$10.22

3.41	%(e)

$4,671
1.00	%(g)
6.51	%(g)
1.36	%(g)
42	%(e)

See accompanying notes which are an integral part of these financial statements.

IRON EQUITY PREMIUM INCOME FUND – Investor Class

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended March 31, 2018 (Unaudited)		For the Year Ended September 30, 2017
Selected Per Share Data:
Net asset value, beginning of period	$11.23		$10.22

Investment operations:
Net investment income	0.03		0.09 (b)
Net realized and unrealized gain	0.14		1.36

Total from investment operations	0.17		1.45

Less distributions to shareholders:
From net investment income	(0.28)		(0.03)
From return of capital	—		(0.41)

Total distributions	(0.28)		(0.44)

Net asset value, end of period	$11.12		$11.23

Total Return (c)	1.51	%(d)	14.30%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$217		$149
Ratio of net expenses to average net assets (e)	1.35	%(f)	1.35%
Ratio of expenses to average net assets before waiver/reimbursement (e)	3.72	%(f)	5.35%
Ratio of net investment income to average net assets (e)	0.45	%(f)	0.86%
Portfolio turnover rate	9	%(d)	6%

(a)	For the period October 30, 2015 (commencement of operations) to September 30, 2016.
(b)	Per share amount calculated using average shares method.
(c)	Total return in the above table represents the rate that the investor would have earned on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	These ratios exclude the impact of income and expenses of the underlying funds in which the Fund invests.
(f)	Annualized.

See accompanying notes which are an integral part of these financial statements.

IRON EQUITY PREMIUM INCOME FUND – Investor Class

Financial Highlights

(For a share outstanding during each period)

For the Period Ended September 30, 2016 (a)

$10.00

0.10
0.21

0.31

(0.09)
—

(0.09)

$10.22

3.12	%(d)

$112
1.35	%(f)
6.86	%(f)
1.15	%(f)
42	%(d)

See accompanying notes which are an integral part of these financial statements.

IRON Funds

Notes to the Financial Statements	March 31, 2018

(Unaudited)

NOTE 1. ORGANIZATION

The IRON Strategic Income Fund (the “Strategic Income Fund”) and the IRON Equity Premium Income Fund (the “Equity Premium Income Fund”) (each a “Fund” and, collectively the “Funds”) are each a diversified series of Unified Series Trust (the “Trust”). The Strategic Income Fund commenced operations on October 11, 2006 and the Equity Premium Income Fund commenced operations on October 30, 2015. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. Each Fund is one of a series of funds currently authorized by the Board. The investment adviser to the Funds is IRON Financial, LLC (the “Adviser”). The investment objective of the IRON Strategic Income Fund is to maximize total return. Total return is comprised of both income and capital appreciation. The investment objective of the IRON Equity Premium Income Fund seeks to provide superior risk-adjusted total returns relative to the CBOE S&P 500 BuyWrite Index.

Each Fund currently offers two classes of shares, Institutional Class and Investor Class. Each share represents an equal proportionate interest in the assets and liabilities belonging to the applicable class and is entitled to such dividends and distributions out of income belonging to the applicable class as are declared by the Board. The primary difference between the two classes is attributable to the distribution and administrative service fee arrangements for the Investor Class. On matters that affect a Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or on matters expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. The Funds may offer additional classes of shares in the future.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

IRON Funds

Notes to the Financial Statements (continued)	March 31, 2018

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuations – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. Each Fund has qualified and intends to qualify each year as a “regulated investment company” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

As of and during the six months ended March 31, 2018, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds by or under the direction of the Board in such a manner as the Board determines to be fair and equitable. Expenses attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation, and expenses not specifically allocated to a class are allocated to each class based on the net assets of that class in relation to the relative net assets of each Fund.

IRON Funds

Notes to the Financial Statements (continued)	March 31, 2018

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income and capital gain distributions are recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Dividends and Distributions – Each Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Equity Premium Income Fund anticipates making quarterly distributions that in the aggregate will be, approximately, 4% to 5% of the Equity Premium Income Fund’s net assets on an annual basis, although the actual amount may vary. The Equity Premium Income Fund expects that at times a substantial portion of these quarterly distributions will be in amounts in excess of net investment income and realized net short term capital gains, which would constitute a non-taxable return of capital. Each Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains, if any, to its shareholders at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from the ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Fund.

Security Loans – Under the terms of the securities lending agreement with U.S. Bank, N.A., the Strategic Income Fund may make loans of its portfolio securities (in an amount up to 25% of Fund net assets) to parties such as broker-dealers, banks, or institutional investors. Securities lending allows the Fund to retain ownership of the securities

IRON Funds

Notes to the Financial Statements (continued)	March 31, 2018

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied, should the borrower fail financially, loans will be made only to parties whose creditworthiness has been reviewed and deemed satisfactory by the Adviser. Furthermore, loans will only be made if, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk. In accordance with current positions of the staff of the U.S. Securities and Exchange Commission, a Fund may engage in loan transactions only under the following conditions: (1) the Fund must receive 100% collateral in the form of cash, cash equivalents (e.g., U.S. Treasury bills or notes) or other high grade liquid debt instruments from the borrower; (2) the borrower must increase the collateral whenever the fair value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in fair value; (5) the Fund may pay only reasonable fees in connection with the loan; and (6) the Fund must be able to vote proxies on the securities loaned as deemed appropriate by the Adviser, either by terminating the loan or by entering into an alternative arrangement with the borrower. Cash received through loan transactions may be invested in any security in which the Fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation). Loans must be continuously secured by collateral equal to not less than 102% of the market value, marked-to-market daily, of the securities loaned.

As of March 31, 2018, the Strategic Income Fund loaned securities having a fair value of $4,686,898 and received $4,775,283 of cash collateral for the loans from the following counterparties: Citigroup Global Markets, Inc., Credit Suisse Securities (USA), LLC, National Financial Services, LLC, RBC Capital Markets, LLC, SG Americas Securities, LLC and Wells Fargo Securities, LLC. This cash was invested in money market funds.

Significant Ownership Concentration – At March 31, 2018, the Equity Premium Income Fund invested 96.76% of its net assets in the SPDR S&P 500 ETF (SPY). The financial statements of the SPDR S&P 500 ETF, including the portfolio of investments, are included in the SPDR S&P 500 ETF Trust annual report and can be found at www.us.spdrs.com and should be read in conjunction with the Equity Premium Income Fund’s financial statements.

IRON Funds

Notes to the Financial Statements (continued)	March 31, 2018

(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

•

Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

IRON Funds

Notes to the Financial Statements (continued)	March 31, 2018

(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, each Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, may be priced at the ending net asset value (“NAV”) provided by the service agent of the fund. These securities will be categorized as Level 1 securities. In the event that the ending NAV for a mutual fund is unavailable at the end of night pricing time, the Adviser may, in accordance with the Trust’s valuation policies, consider all appropriate factors in determining the fair value of the mutual fund. In such cases the security will generally be categorized as a Level 2 security.

Privately negotiated investments, including total return swaps and credit default swaps, shall be valued from an independent third party pricing service. Where no price is available from an independent third party pricing service, the Adviser shall provide a fair value for each such investment, pursuant to a valuation model that has been approved by the Board. These securities will generally be categorized as Level 2 securities.

Debt securities, including convertible notes, are valued by using the mean between the closing bid and asked prices provided by a pricing service. If the closing bid and asked prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily

IRON Funds

Notes to the Financial Statements (continued)	March 31, 2018

(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

available from a pricing service, securities are valued at fair value as determined by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded, and when the market is considered active, will generally be classified as Level 1 securities.

Option contracts are generally traded on an exchange and are generally valued at the last trade price, as provided by a pricing service. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. The option contracts will generally be categorized as Level 1 securities unless the market is considered inactive or the absence of a last bid or ask price, in which case, they will be categorized as Level 2 securities.

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount which the Funds might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Fair value pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

IRON Funds

Notes to the Financial Statements (continued)	March 31, 2018

(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2018:

Strategic Income Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Convertible Notes*	$—	$7,844,197	$—	$7,844,197
Exchange-Traded Funds	14,493,908	—	—	14,493,908
Money Market Funds	70,376,535	—	—	70,376,535

Total	$84,870,443	$7,844,197	$—	$92,714,640

Equity Premium Income Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$9,044,202	$—	$—	$9,044,202
Money Market Funds	327,646	—	—	327,646

Total	$9,371,848	$—	$—	$9,371,848

Liabilities	Level 1	Level 2	Level 3	Total
Written Call Options	$(55,223)	$—	$—	$(55,223)

Total	$(55,223)	$—	$—	$(55,223)

*	See schedule of investments for additional country information related to convertible notes.

The Funds did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Funds recognize transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any Levels for the six months ended March 31, 2018, based on input levels assigned as September 30, 2017.

IRON Funds

Notes to the Financial Statements (continued)	March 31, 2018

(Unaudited)

NOTE 4. DERIVATIVE TRANSACTIONS

The Funds may use derivative instruments for any purpose consistent with their investment objectives including hedging or managing risk or ensuring that each Fund’s portfolio maintains sufficient liquidity to meet potential redemptions by Fund shareholders. Derivative securities may be used to “lock-in” realized but unrecognized gains in the value of the Funds’ securities. Risk management strategies include, but are not limited to, facilitating the sale of securities, managing the effective maturity or duration of debt obligations in its portfolio, or creating alternative exposure to debt securities. The Funds may also use derivatives to establish a position in the fixed income or equity markets as a substitute for buying, selling, or holding certain securities. The use of derivative instruments may provide a less expensive, more expedient, or more specifically focused way to invest than traditional securities.

Swap Agreements – The Strategic Income Fund may engage in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indices, specific securities and commodities, credit default swaps, and total return swaps. Bilateral swap contracts are agreements in which the Strategic Income Fund and a counterparty agree to exchange periodic payments on a specific notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the over-the-counter (“OTC”) market and payments are settled through direct payments between the Strategic Income Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These centrally cleared swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”), in which case all payments are settled with the CCP through the DCM.

A credit default swap involves a protection buyer and a protection seller. The Strategic Income Fund may be either a protection buyer or seller. The protection buyer makes periodic premium payments to the protection seller during the swap term in exchange for the protection seller agreeing to make certain defined payments to the protection buyer in the event that certain defined credit events occur with respect to a particular security, issuer, or basket of securities. The “notional amount” of the swap agreement is the agreed upon amount or value of the underlying asset used for calculating the obligations that the parties to a swap agreement have agreed to exchange. The Fund’s obligation under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be collateralized by designating liquid assets on the Fund’s books and records.

IRON Funds

Notes to the Financial Statements (continued)	March 31, 2018

(Unaudited)

NOTE 4. DERIVATIVE TRANSACTIONS – continued

Upon entering into a credit default swap, the Fund is required to satisfy an initial margin requirement by delivering cash or securities. Subsequent payments are made or received by the Fund each day to settle daily fluctuations in the value of the contract (“variation margin”); which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. Periodic payments paid or received are recorded as realized gain/loss. Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability and amortized daily as a component of realized gain (loss) on the Statement of Operations. Payments made or received as a result of a credit event or termination of the contract, are recognized, net of a proportional amount of the up-front payment, as realized gains/losses. In addition to bearing the risk that the credit event will occur as a protection seller, the Fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the Fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities, or that the counterparty may default on its obligation to perform.

In a credit default swap, the contract gives one party (the buyer) the right to recoup the economic value of a decline in the value of debt securities of the reference issuer if the credit event (a downgrade or default) occurs. If physically settled, this value is obtained by delivering a debt security of the reference issuer to one party in return for a previously agreed payment from the other party (frequently, the par value of the debt security). If cash settled, the two payment streams are netted out with the Fund receiving or paying only the net amount of the two payments. The Fund is usually a buyer of credit default swaps. When a credit event occurs as defined under the terms of the credit default swap contract, the Strategic Income Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value. The maximum potential amount of future payments that the Fund as a buyer of protection may receive if a credit event occurs is an amount equal to the notional amount of the contract. As of March 31, 2018, there were no outstanding credit default swap contracts held by the Strategic Income Fund.

Many of the markets in which the Strategic Income Fund effects its derivative transactions are “over-the-counter” or “inter-dealer” markets. The participants in

IRON Funds

Notes to the Financial Statements (continued)	March 31, 2018

(Unaudited)

NOTE 4. DERIVATIVE TRANSACTIONS – continued

these markets are typically not subject to credit evaluation and regulatory oversight as are members of “exchange based” markets. When the Strategic Income Fund invests in derivative, over-the-counter transactions, it is assuming a credit risk with regard to parties with whom it trades and also bears the risk of settlement default. These risks may differ materially from those associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily marking-to-market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from such protections. This exposes the Strategic Income Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Strategic Income Fund to suffer a loss. In the event of the default or bankruptcy of a swap contract counterparty, the Strategic Income Fund will have contractual remedies pursuant to the swap contract, but such remedies may be subject to bankruptcy and insolvency laws that could affect the Fund’s rights as a creditor.

With centrally cleared swaps, there is minimal counterparty credit risk to the Strategic Income Fund since the exchange’s clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. However, credit risk still exists in centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts.

A total return swap involves a total return receiver and a total return payor. The Strategic Income Fund may either be a total return receiver or payor. Generally, the total return payor sells to the total return receiver an amount equal to all cash flows and price appreciation on a defined security or asset payable at periodic times during the swap term (i.e., credit risk) in return for a periodic payment from the total return receiver based on a designated index (e.g., LIBOR) and spread plus the amount of any price depreciation on the reference security or asset. The total return payor does not need to own the underlying security or asset to enter into a total return swap. The final payment at the end of the swap term includes final settlement of the current market price of the underlying reference security or asset, and payment by the applicable party for any appreciation or depreciation in value. Usually, collateral must be posted by the total return receiver to secure the periodic interest-based and market price depreciation payments depending on the credit quality of the underlying

IRON Funds

Notes to the Financial Statements (continued)	March 31, 2018

(Unaudited)

NOTE 4. DERIVATIVE TRANSACTIONS – continued

reference security and creditworthiness of the total return receiver, and the collateral amount is marked-to-market daily equal to the market price of the underlying reference security or asset between periodic payment dates.

To mitigate counterparty risk on swap agreements, the Fund may require the counterparty to post collateral to the Fund’s custodian to cover the Fund’s exposure. This collateral is generally in cash and is invested in a money market fund. A counterparty may also require the Fund to post collateral to a segregated account at the Fund’s custodian.

Futures Contracts – The Strategic Income Fund may use futures contracts for any lawful purpose consistent with its investment objective such as hedging, managing risk or obtaining market exposure. The Strategic Income Fund may enter into futures contracts, including, but not limited to, interest rate, commodity and index futures. The Fund may also purchase and sell (write) covered and uncovered put and call options on futures contracts.

The purchase of futures contracts or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options in securities. The Strategic Income Fund may also purchase and sell interest rate futures contracts on a short-term trading basis as a means of managing the duration of and interest rate exposure of the Fund. The Strategic Income Fund may also write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order to create synthetically a long futures contract position. Such options would have the same strike prices and expiration dates. The Strategic Income Fund will engage in this strategy only when the Adviser believes it is more advantageous to the Fund than purchasing the futures contract.

Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statements of Assets and Liabilities. The change in unrealized net appreciation/(depreciation) is reported on the Statements of Operations. When a contract is closed, a realized gain or loss is reported on the Statements of Operations, equal to the difference between the opening and closing value of the contract.

IRON Funds

Notes to the Financial Statements (continued)	March 31, 2018

(Unaudited)

NOTE 4. DERIVATIVE TRANSACTIONS – continued

Written Options Contracts – The Funds may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Investing in written options contracts exposes a Fund to equity price risk.

The following tables identify the location and fair value of derivative instruments on the Statements of Assets and Liabilities as of March 31, 2018, and the effect of derivative instruments on the Statements of Operations for the six months ended March 31, 2018.

Fund	Derivative – Primary Risk Exposure	Location of Derivatives on Statements of Assets and Liabilities	Fair Value
			Asset Derivatives	Liability Derivatives
Equity Premium Income Fund	Written option contracts –Equity Price Risk	Options written, at value	$—	$55,223

Fund	Derivative – Primary Risk Exposure	Location of Gain (Loss) on Derivatives on Statements of Operations	Contracts Opened	Contracts Closed	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Strategic Income Fund	Futures contracts – Interest Rate Risk	Net realized and unrealized gain (loss) on futures contracts	(56)	63	$1,203	$229

Fund	Derivative – Primary Risk Exposure	Location of Gain (Loss) on Derivatives on Statements of Operations	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Strategic Income Fund	Swap contracts – Credit Risk	Net realized and unrealized gain (loss) on swap contracts	$(1,176)	$(48,020)

IRON Funds

Notes to the Financial Statements (continued)	March 31, 2018

(Unaudited)

NOTE 4. DERIVATIVE TRANSACTIONS – continued

Fund	Derivative – Primary Risk Exposure	Location of Gain (Loss) on Derivatives on Statements of Operations	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Equity Premium Income Fund	Written option contracts –Equity Price Risk	Net realized and unrealized gain (loss) on written options	$(300,328)	$8,312

The following summarizes the average ending monthly market value of derivatives outstanding during the six months ended March 31, 2018:

Fund	Derivative	Average Market Value
Strategic Income Fund	Futures contracts	$(158,071)
Equity Premium Income Fund	Written option contracts	(49,150)

The following summarizes the average ending monthly notional value of swap agreements outstanding during the six months ended March 31, 2018, for Strategic Income Fund:

Average Notional Value
Total return swap agreements	$5,050,468

IRON Funds

Notes to the Financial Statements (continued)	March 31, 2018

(Unaudited)

NOTE 4. DERIVATIVE TRANSACTIONS – continued

Balance Sheet Offsetting Information

The following table provides a summary of offsetting financial liabilities and derivatives and the effect of derivative instruments on the Statements of Assets and Liabilities as of March 31, 2018:

					Gross Amounts Not Offset in Statements of Assets and Liabilities

	Gross Amounts of Recognized Assets	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount (not less than 0)
Strategic Income Fund
Securities Loaned	$—	$(4,775,283)	$—	$4,775,283	$4,775,283	$—	$—
Equity Premium Income Fund
Written Call Options	$—	$(55,223)	$—	$55,223	$55,223	$—	$—

During the ordinary course of business, the Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. The amounts shown in the Statements of Assets and Liabilities do not take into consideration the effects of legally enforceable master netting agreements.

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement (the “Agreement”), manages the Funds’ investments. As compensation for its management services, the Funds are obligated to pay the Adviser a fee computed and accrued daily and paid

IRON Funds

Notes to the Financial Statements (continued)	March 31, 2018

(Unaudited)

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

monthly at an annual rate of 1.00% of the Strategic Income Fund’s average daily net assets and 0.90% of the Equity Premium Income Fund’s average net assets. For the six months ended March 31, 2018, the Adviser earned fees, before the waiver described below, of $515,423 and $39,366 from the Strategic Income Fund and Equity Premium Income Fund, respectively.

With respect to the Equity Premium Income Fund, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business) do not exceed 1.00% of the Fund’s average daily net assets through January 31, 2019. Any waiver or reimbursement by the Adviser is subject to repayment by the Fund in the three years following the date the particular expense payment occurred, but only if such reimbursement can be achieved without exceeding the applicable annual limit in effect at the time of the expense payment or the reimbursement. This expense cap may not be terminated prior to this date except by the Board of Trustees.

Each fee waiver and expense reimbursement is subject to repayment by the Equity Premium Income Fund in the three years following the date the particular expense payment occurred, provided such reimbursement can be achieved without exceeding the expense limitation that was in effect at the time of the expense payment or the reimbursement. As of March 31, 2018, the Adviser may seek repayment of investment advisory fees waived and expense reimbursements in the amount of $497,613 from the Fund no later than March 31, 2021.

The Trust retains Ultimus Asset Services, LLC (“Administrator”), to provide the Funds with administration, fund accounting and transfer agent services, including all regulatory reporting. For the six months ended March 31, 2018, fees for

IRON Funds

Notes to the Financial Statements (continued)	March 31, 2018

(Unaudited)

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

administration, transfer agent, fund accounting services, and the amounts due to the Administrator at March 31, 2018 were as follows:

	Strategic Income Fund	Equity Premium Income Fund
Administration	$49,064	$18,699
Fund accounting	24,276	13,712
Transfer agent	16,573	13,961
Payable to Administrator	19,519	7,622

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chairman of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act of the Trust. Each Trustee of the Trust receives annual compensation of $1,850 per Fund from the Trust. The Independent Chairman of the Board and the Chairman of the Audit Committee receive annual compensation of $2,300 per Fund from the Trust. Trustees also receive $1,000 for attending each special in person meeting. In addition, the Trust reimburses Trustees for out-of-pocket expense incurred in conjunction with attendance at meetings.

Certain officers of the Trust are employees of Ultimus Fund Solutions, LLC or Unified Financial Securities, LLC (the “Distributor”). The Distributor acts as the principal distributor of the Funds’ shares. Both the Administrator and the Distributor operate as wholly owned subsidiaries of Ultimus Fund Solutions, LLC. An officer of the Trust is an officer of the Distributor and such person may be deemed to be an affiliate of the Distributor. Officers, other than the Chief Compliance Officer, who is not an employee of the Administrator or the Distributor, are not paid by the Trust for services to the Funds.

The Trust, with respect to each Fund, has adopted a Distribution Plan (the “Plan”) for Investor Class shares pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that each Fund will pay the Adviser and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a shareholder servicing fee of up to 0.25% of the average daily net assets of the Investor Class shares in connection with the promotion and distribution of Investor Class shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the

IRON Funds

Notes to the Financial Statements (continued)	March 31, 2018

(Unaudited)

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

printing and mailing of prospectuses to other than current shareholders of the Funds, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Funds or Adviser may pay all or a portion of these fees to any recipient who renders assistance in distributing or promoting the sale of Investor Class shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 Expenses actually incurred. It is anticipated that the Plan will benefit shareholders because an effective sales program typically is necessary in order for the Funds to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale. For the six months ended March 31, 2018, the 12b-1 expense incurred by the Strategic Income Fund Investor Class was $5,729. The Strategic Income Fund owed $2,606 for 12b-1 expenses as of March 31, 2018. For the six months ended March 31, 2018, the 12b-1 expense incurred by the Equity Premium Income Fund Investor Class was $206. The Equity Premium Income Fund owed $108 for 12b-1 expenses as of March 31, 2018.

The Trust, with respect to each Fund has adopted an Administrative Services Plan with respect to Investor Class shares, pursuant to which each Fund pay an annual fee equal to 0.10% of the average daily net assets of the Fund’s Investor Class shares to the Adviser to compensate financial intermediaries who provide administrative services to the Investor Class shareholders pursuant to a written agreement with the Fund, the Fund’s distributor or the Adviser. Financial intermediaries eligible to receive payments under the Administrative Services Plan include mutual fund supermarkets or other platforms offered by broker-dealers, 401(k) plans and/or trust companies that sell and/or provide administrative services to Investor Class shareholders.

For purposes of the Administrative Services Plan, administrative services include, but are not limited to (a) processing and issuing confirmations concerning orders to purchase, redeem and exchange Investor Class shares; (b) receiving and transmitting funds representing the purchase price or redemption proceeds of Investor Class shares; (c) forwarding shareholder communications such as prospectus updates, proxies and shareholder reports; (d) acting, or arranging for another party to act, as record holder and nominee of all Investor Class shares beneficially owned by the customers; (e) providing sub-accounting with respect to Investor Class shares of the Funds beneficially owned by the intermediary’s customers or the information necessary for sub-accounting, including establishing and maintaining individual accounts and records with respect to Investor Class shares owned by each customer; (f) providing

IRON Funds

Notes to the Financial Statements (continued)	March 31, 2018

(Unaudited)

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

periodic statements to each customer showing account balances and transactions during the relevant period; (g) processing dividend payments; (h) receiving, tabulating and transmitting proxies; (i) responding to customer inquiries relating to the Investor Class shares or the services; (j) providing the necessary computer hardware and software which links the intermediary’s systems to the Fund’s account management system; (k) providing software that aggregates the customer’s orders and establishes an order to purchase or redeem shares of the Funds based on established target levels for the customer’s demand deposit accounts; and (l) providing periodic statements showing a customer’s account balances and, to the extent practicable, integrating such information with other customer transactions; and (m) furnishing monthly and year-end statements and confirmations of purchases, exchanges and redemptions. For the six months ended March 31, 2018, the Strategic Income Fund Investor class incurred $2,292 in Admin Plan Fees. At March 31, 2018, the Strategic Income Fund owed the Adviser $320 for Administrative Services Plan Fees. For the six months ended March 31, 2018, the Equity Premium Income Fund Investor class incurred $83 in Administrative Services Plan Fees. At March 31, 2018, the Equity Premium Income Fund owed the Adviser $16 for Administrative Services Plan Fees.

NOTE 6. INVESTMENT TRANSACTIONS

For the six months ended March 31, 2018, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

Purchases	Strategic Income Fund	Equity Premium Income Fund
U.S. Government Obligations	$1,688,673	$—
Other	148,227,189	1,532,199
Sales
U.S. Government Obligations	$2,558,140	$—
Other	227,568,212	794,617

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940. At March 31, 2018, TD Ameritrade owned, as record shareholder, 54.79% of the outstanding shares of the Strategic Income Fund. At March 31, 2018, TD Ameritrade owned, as record shareholder, 64.01% of the outstanding shares of the Equity Premium Income Fund. It is not

IRON Funds

Notes to the Financial Statements (continued)	March 31, 2018

(Unaudited)

NOTE 7. BENEFICIAL OWNERSHIP – continued

known whether TD Ameritrade or any of the underlying beneficial owners owned or controlled 25% or more of the voting securities of the Funds.

NOTE 8. FEDERAL TAX INFORMATION

As of March 31, 2018, the net unrealized appreciation (depreciation) of investments for tax purposes were as follows:

Fund	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)	Tax Cost
Strategic Income Fund	$217,739	$(903,475)	$(685,736)	$93,400,376
Equity Premium Income Fund	$1,314,564	$—	$1,314,564	$8,002,061

The tax characterization of distributions paid for the fiscal year ended September 30, 2017 were as follows:

	Distributions Paid From
Fund	Ordinary Income*	Long-Term Capital Gains	Return of Capital	Total Distributions
Strategic Income Fund	$3,874,152	$—	$143,678	$4,017,830
Equity Premium Income Fund	$58,275	$—	$213,943	$272,218

*	Short term capital gain distributions are treated as ordinary income for tax purposes.

As of September 30, 2017, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Accumulated Capital and Other Losses	Unrealized Appreciation	Total
Strategic Income Fund	$—	$(20,747,250)	$1,634,190	$(19,113,060)
Equity Premium Income Fund	$—	$(150,171)	$966,646	$816,475

IRON Funds

Notes to the Financial Statements (continued)	March 31, 2018

(Unaudited)

NOTE 8. FEDERAL TAX INFORMATION – continued

As of September 30, 2017, the difference between book basis and tax basis unrealized appreciation (depreciation) was primarily attributable to wash sales and the tax treatment of swaps.

As of September 30, 2017, the Strategic Income Fund and Equity Premium Income Fund had short-term capital loss carryforwards available to offset future gains and not subject to expiration in the amount of $9,561,499 and $150,171. The Strategic Income Fund had long-term capital loss carry forwards available to offset future gains and not subject to expiration of $11,185,751.

NOTE 9. RESTRICTED SECURITIES

The Strategic Income Fund has acquired securities, the sale of which is restricted under Rule 144A of the Securities Act of 1933. Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Strategic Income Fund will not incur any registration costs upon such resale. The Strategic Income Fund’s restricted securities are valued at the price provided by dealers in the secondary market. It is possible that the fair value price may differ significantly from the amount that may ultimately be realized in the near term, and the difference could be material.

At March 31, 2018, the aggregate value of such securities amounted to $398,544 and value amounts to 0.45% of the net assets of the Strategic Income Fund.

	Acquisition Date	Principal Amount	Amortized Cost	Value
NRG Yield, Inc., 3.500%, 2/1/2019	7/22/2015	$400,000	$402,470	$398,544

				$398,544

NOTE 10. SUBSEQUENT EVENTS

Management has evaluated events or transactions from March 31, 2018, through the date these financial statements were issued, that would merit recognition or disclosure in the financial statements. There were no subsequent events to report that would have a material impact in the Funds’ financial statements.

IRON Funds

Summary of Fund Expenses – (Unaudited)

As a shareholder of one of the Funds, you incur two types of costs: (1) transaction costs, including short-term redemption fees; and (2) management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at October 1, 2017 and held through March 31, 2018.

Actual Expenses

The first line of each table below for each class provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table for each class provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant only to highlight your ongoing costs and do not reflect any transactional costs, such as short-term redemption fees. Therefore, the second line is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if these transactions costs were included, your costs would have been higher.

IRON Funds

Summary of Fund Expenses – (Unaudited) (continued)

		Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Expenses Paid During Period (1)	Annualized Expense Ratio
IRON Strategic Income Fund
Institutional Class	Actual	$1,000.00	$991.40	$6.72	1.35%
	Hypothetical (2)	$1,000.00	$1,018.18	$6.81	1.35%
Investor Class	Actual	$1,000.00	$988.60	$8.45	1.70%
	Hypothetical (2)	$1,000.00	$1,016.44	$8.56	1.70%

IRON Equity Premium Income Fund
Institutional Class	Actual	$1,000.00	$1,017.60	$5.05	1.00%
	Hypothetical (2)	$1,000.00	$1,019.92	$5.06	1.00%
Investor Class	Actual	$1,000.00	$1,015.10	$6.80	1.35%
	Hypothetical (2)	$1,000.00	$1,018.18	$6.81	1.35%

(1)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(2)	Hypothetical assumes 5% annual return before expenses.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 are available without charge, upon request: (1) by calling the Fund at (877) 322-0575; and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Kenneth G.Y. Grant, Chairman

Daniel J. Condon

Gary E. Hippenstiel

Nancy V. Kelly

Stephen A. Little

Ronald C. Tritschler

OFFICERS

David R. Carson, President

Zachary P. Richmond, Treasurer and Chief Financial Officer

Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISER

IRON Financial, LLC

630 Dundee Road

Suite 200

Northbrook, IL 60062

DISTRIBUTOR

Unified Financial Securities, LLC

9465 Counselors Row, Suite 200

Indianapolis, IN 46240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

CUSTODIAN (Strategic

Income Fund)

U.S. Bank, N.A.

425 Walnut St.

Cincinnati, OH 45202

CUSTODIAN (Equity Premium Income Fund)

Huntington National Bank

41 South High Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, LLC, Member FINRA/SIPC

www.ironfunds.com

IRON Funds

PRIVACY POLICY

The following is a description of the Funds’ policies regarding disclosure of nonpublic personal information that you provide to the Funds or that the Funds collect from other sources. In the event that you hold shares of the Funds through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information the Funds Collect. The Funds collect the following nonpublic personal information about you:

•	Information the Funds receive from you on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, and date of birth); and

•	Information about your transactions with the Funds, its affiliates, or others (such as your account number and balance, payment history, cost basis information, and other financial information).

Categories of Information the Funds Disclose. The Funds do not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Funds are permitted by law to disclose all of the information it collects, as described above, to service providers (such as the Funds’ custodian, administrator, transfer agent, accountant and legal counsel) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Disposal of Information. The Funds, through their transfer agent, have taken steps to reasonably ensure that the privacy of your nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Funds. Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

FCI Bond Fund

Semi-Annual Report

March 31, 2018

Fund Adviser:

Financial Counselors, Inc.

5901 College Boulevard, Suite 110

Overland Park, Kansas 66211

Toll Free (877) 627-8504

INVESTMENT RESULTS – (UNAUDITED)

Average Annual Total Returns*

(for the periods ended March 31, 2018)

	Six Months	1 Year	5 Year	10 Year
FCI Bond Fund	(1.36)%	0.08%	1.02%	3.02%
Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index®**	(1.18)%	0.35%	1.25%	2.92%

Total annual operating expenses, as disclosed in the FCI Bond Fund (the “Fund”) prospectus dated January 28, 2018 were 0.88% of average daily net assets (0.80% after fee waivers/expense reimbursements by Financial Counselors, Inc. (the “Adviser”)). The Adviser contractually has agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940; any administrative taxes/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers; and other expenses that the trustees agree have not been incurred in the ordinary course of Fund’s business)), do not exceed 0.80% of the Fund’s average daily net assets through January 31, 2019. Any waiver or reimbursement by the Adviser is subject to repayment by the Fund in the three years following the date the particular expense payment occurred, but only if such reimbursement can be achieved without exceeding the applicable annual limit in effect at the time of the expense payment or the reimbursement. This expense cap may not be terminated prior to this date except by the Board of Trustees. Additional information pertaining to the expense ratios as of March 31, 2018 can be found in the financial highlights.

1

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. For more information on the Fund, and to obtain performance data current to the most recent month end or to request a prospectus, please call 1-877-627-8504. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable period. If such fee reductions had not occurred, the quoted performance would have been lower. Total returns for periods less than one year are not annualized.

**

The Bloomberg Barclays Capital U.S. Intermediate Government/Credit Bond Index® (the “Index”) is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Index is a widely recognized unmanaged index of bond prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. An individual cannot invest directly in the Index. However, an individual may be able to invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling the number above. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, LLC, member FINRA/SIPC.

2

FUND HOLDINGS – (UNAUDITED)

1As a percent of net assets.

The investment objective of the FCI Bond Fund is total return, comprised of both income and capital appreciation.

Portfolio holdings are subject to change.

AVAILABILITY OF PORTFOLIO SCHEDULE – (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q is available at the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

3

FCI BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

CORPORATE BONDS – 59.38%	Principal Amount	Fair Value
Corporate Bonds – Domestic – 50.54%
21st Century Fox America, Inc., 4.50%, 2/15/2021	$800,000	$833,223
Agilent Technologies, Inc., 5.00%, 7/15/2020	300,000	313,097
American International Group, Inc., 4.13%, 2/15/2024	600,000	609,636
Applied Materials, Inc., 4.30%, 6/15/2021	225,000	233,793
Associates Corporation of North America, 6.95%, 11/1/2018	200,000	204,827
AT&T, Inc., 4.25%, 3/1/2027	475,000	481,034
AvalonBay Communities, Inc., 2.95%, 9/15/2022	450,000	442,916
Bank of America Corporation, 3.30%, 1/11/2023	1,000,000	997,733
BlackRock, Inc., 5.00%, 12/10/2019	500,000	519,393
Boardwalk Pipelines, L.P., 4.45%, 7/15/2027	500,000	487,022
Celgene Corporation, 3.63%, 5/15/2024	500,000	494,333
Citigroup, Inc., 5.38%, 8/9/2020	550,000	577,978
Diamond 1 Finance Corporation / Diamond 2 Finance Corporation, 5.45%, 6/15/2023 (a)	400,000	424,477
Discover Financial Services, 5.20%, 4/27/2022	475,000	498,549
Fifth Third Bank, 2.25%, 6/14/2021	400,000	388,811
Ford Motor Credit Company LLC, 2.55%, 10/5/2018	850,000	849,367
General Electric Capital Corporation, 6.00%, 8/7/2019	150,000	155,531
Goldman Sachs Group, Inc. (The), 5.38%, 3/15/2020	1,025,000	1,069,064
Huntington National Bank (The), 5.38%, 2/28/2019	250,000	255,570
JPMorgan Chase & Company, 2.70%, 5/18/2023	1,225,000	1,182,687
Juniper Networks, Inc., 4.60%, 3/15/2021	625,000	643,305
Keycorp, 2.30%, 12/13/2018	680,000	678,312
Macy’s Retail Holdings, Inc., 4.38%, 9/1/2023	400,000	403,186
Macy’s Retail Holdings, Inc., 4.50%, 12/15/2034	80,000	69,957
McDonald’s Corporation, 3.70%, 1/30/2026	98,000	98,714
MetLife, Inc., Series A, 6.82%, 8/15/2018	510,000	517,638
Morgan Stanley, 5.50%, 7/28/2021	656,000	701,178
National Oilwell Varco, Inc., 2.60%, 12/1/2022	450,000	430,215
Prudential Financial, Inc., 7.38%, 6/15/2019	400,000	421,445
Raymond James Financial, Inc., 3.63%, 9/15/2026	450,000	441,828
Synchrony Financial, 3.75%, 8/15/2021	500,000	504,559
Time Warner, Inc., 3.40%, 6/15/2022	800,000	798,481

See accompanying notes which are an integral part of these financial statements.

4

FCI BOND FUND

SCHEDULE OF INVESTMENTS – (continued)

March 31, 2018 (Unaudited)

CORPORATE BONDS – 59.38% – continued	Principal Amount	Fair Value
Corporate Bonds – Domestic – 50.54% – continued
TJX Companies, Inc. (The), 2.25%, 9/15/2026	$200,000	$180,736
Verizon Communications, Inc., 2.45%, 11/1/2022	600,000	576,899
Wells Fargo & Company, 2.55%, 12/7/2020	500,000	491,589
Willis North America, Inc., 3.60%, 5/15/2024	280,000	275,807
Zoetis, Inc., 3.25%, 2/1/2023	485,000	480,850

TOTAL CORPORATE BONDS – DOMESTIC (Cost $18,817,253)		18,733,740

Corporate Bonds – Foreign – 8.84%

Corporate Bonds – Australia – 2.30%
National Australia Bank Ltd., 2.80%, 1/10/2022	500,000	492,472
Westpac Banking Corporation, 4.88%, 11/19/2019	350,000	360,873

		853,345

Corporate Bonds – Canada – 2.13%
Canadian Pacific Railway Company, 6.50%, 5/15/2018	31,000	31,144
Encana Corporation, 3.90%, 11/15/2021	450,000	457,074
Husky Energy, Inc., 4.00%, 4/15/2024	300,000	305,635

		793,853

Corporate Bonds – Cayman Islands – 1.07%
Alibaba Group Holding Ltd, 3.60%, 11/28/2024	400,000	397,263

Corporate Bonds – Isle of Man – 0.98%
AngloGold Ashanti Holdings plc, 5.13%, 8/1/2022	350,000	361,621

Corporate Bonds – Luxembourg – 1.24%
Schlumberger Investment, 3.65%, 12/1/2023	450,000	457,550

Corporate Bonds – Netherlands – 1.12%
Deutsche Telekom International Finance BV, 6.00%, 7/8/2019	400,000	415,887

TOTAL CORPORATE BONDS – FOREIGN (Cost $3,294,078)		3,279,519

TOTAL CORPORATE BONDS (Cost $22,111,331)		22,013,259

See accompanying notes which are an integral part of these financial statements.

5

FCI BOND FUND

SCHEDULE OF INVESTMENTS – (continued)

March 31, 2018 (Unaudited)

U.S. TREASURY OBLIGATIONS – 27.06%	Principal Amount	Fair Value
United States Treasury Note, 1.00%, 11/30/2018	$1,200,000	$1,192,008
United States Treasury Note, 1.88%, 12/31/2019	700,000	695,406
United States Treasury Note, 2.13%, 8/31/2020	1,400,000	1,392,781
United States Treasury Note, 2.63%, 11/15/2020	1,075,000	1,081,845
United States Treasury Note, 2.75%, 2/15/2024	360,000	362,370
United States Treasury Note, 2.00%, 2/15/2025	2,400,000	2,296,828
United States Treasury Note, 2.13%, 5/15/2025	1,650,000	1,589,285
United States Treasury Note, 2.25%, 2/15/2027	1,475,000	1,417,901

TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,374,302)		10,028,424

U.S. GOVERNMENT AGENCIES – 8.38%
Federal Home Loan Banks, 2.75%, 7/11/2031	300,000	279,944
Federal Home Loan Mortgage Corporation, 2.00%, 10/27/2023	700,000	688,635
Federal National Mortgage Association, 1.50%, 8/10/2021	600,000	577,212
Federal National Mortgage Association, 1.50%, 8/24/2021	795,000	758,463
Federal National Mortgage Association, 2.50%, 3/30/2026	800,000	800,167

TOTAL U.S. GOVERNMENT AGENCIES (Cost $3,174,888)		3,104,421

U.S. GOVERNMENT MORTGAGE BACKED AGENCIES – 3.75%
Federal Home Loan Mortgage Corporation, Pool #A57160, 5.50%, 2/1/2037	19,223	20,864
Federal National Mortgage Association, Pool #832949, 5.00%, 9/1/2035	14,101	15,177
Federal National Mortgage Association, Pool #832648, 5.00%, 9/1/2035	15,239	16,455
Federal National Mortgage Association, Pool #745133, 5.50%, 11/1/2035	30,970	34,024
Federal National Mortgage Association, Pool #845549, 5.50%, 1/1/2036	43,093	48,135

See accompanying notes which are an integral part of these financial statements.

6

FCI BOND FUND

SCHEDULE OF INVESTMENTS – (continued)

March 31, 2018 (Unaudited)

U.S. GOVERNMENT MORTGAGE BACKED AGENCIES – 3.75% – continued	Principal Amount	Fair Value
Federal National Mortgage Association, Pool #878104, 5.50%, 4/1/2036	$11,669	$12,895
Federal National Mortgage Association, Pool #MA0918, 4.00%, 12/1/2041	343,797	355,543
Federal National Mortgage Association, Pool #AB4300, 3.50%, 1/1/2042	287,458	290,257
Federal National Mortgage Association, Pool #AI8577, 3.00%, 8/1/2042	604,846	595,701

TOTAL U.S. GOVERNMENT MORTGAGE BACKED AGENCIES (Cost $1,409,480)		1,389,051

PREFERRED STOCKS – 0.14%	Shares
Preferred Stocks – 0.14%
Federal National Mortgage Association, Series S, 8.25% (b)	9,000	51,750

TOTAL PREFERRED STOCKS (Cost $224,815)		51,750

MONEY MARKET FUNDS – 0.63%
Fidelity Investments Money Market Government Portfolio – Class I, 1.49% (c)	233,799	233,799

TOTAL MONEY MARKET FUNDS (Cost $233,799)		233,799

TOTAL INVESTMENTS – 99.34% (Cost $37,528,615)		36,820,704

Other Assets in Excess of Liabilities – 0.66%		245,705

NET ASSETS – 100.00%		$37,066,409

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Non-income producing security.
(c)	Rate disclosed is the seven day effective yield as of March 31, 2018.

See accompanying notes which are an integral part of these financial statements.

7

FCI BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2018 (Unaudited)

Assets
Investments in securities at fair value (cost $37,528,615)	$36,820,704
Dividends and interest receivable	267,101
Prepaid expenses	7,376

Total Assets	37,095,181

Liabilities
Payable to Adviser	9,373
Payable to Administrator	6,123
Payable to trustees	2,919
Other accrued expenses	10,357

Total Liabilities	28,772

Net Assets	$37,066,409

Net Assets consist of:
Paid-in capital	$37,898,120
Accumulated undistributed net investment income	39,127
Accumulated net realized loss from investments	(162,927)
Net unrealized depreciation on investments	(707,911)

Net Assets	$37,066,409

Shares outstanding (unlimited number of shares authorized, no par value)	3,655,533

Net asset value, offering and redemption price per share (a)	$10.14

(a)	The Fund charges a 1.00% redemption fee on shares redeemed in 60 days or less of purchase. Shares are redeemed at the NAV if held longer than 60 calendar days.

See accompanying notes which are an integral part of these financial statements.

8

FCI BOND FUND

STATEMENT OF OPERATIONS

For the six months ended March 31, 2018 (Unaudited)

Investment Income
Interest income	$527,116
Dividend income	2,816

Total investment income	529,932

Expenses
Investment Adviser	77,835
Administration	16,293
Fund accounting	10,270
Legal	9,544
Audit and tax	9,336
Transfer agent	7,479
Pricing	6,192
Trustee	5,921
Report printing	5,011
Chief Compliance Officer	4,244
Registration	4,050
Custodian	3,207
Insurance	2,114
Miscellaneous	10,492

Total expenses	171,988
Fees waived by Adviser	(16,405)

Net operating expenses	155,583

Net investment income	374,349

Net Realized and Change in Unrealized Loss on Investments
Net realized loss on investment securities transactions	(135,121)
Net change in unrealized depreciation of investment securities	(775,501)

Net realized and change in unrealized loss on investments	(910,622)

Net decrease in net assets resulting from operations	$(536,273)

See accompanying notes which are an integral part of these financial statements.

9

FCI BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$374,349	$753,263
Net realized gain (loss) on investment securities transactions	(135,121)	15,508
Net change in unrealized depreciation of investment securities	(775,501)	(816,266)

Net decrease in net assets resulting from operations	(536,273)	(47,495)

Distributions
From net investment income	(371,397)	(764,194)

Total distributions	(371,397)	(764,194)

Capital Transactions
Proceeds from shares sold	1,220,095	7,494,325
Reinvestment of distributions	19,031	50,104
Amount paid for shares redeemed	(4,285,941)	(7,169,656)
Proceeds from redemption fees (a)	–	37

Net increase (decrease) in net assets resulting from capital transactions	(3,046,815)	374,810

Total Decrease in Net Assets	(3,954,485)	(436,879)

Net Assets
Beginning of period	41,020,894	41,457,773

End of period	$37,066,409	$41,020,894

Accumulated undistributed net investment income	$39,127	$36,175

Share Transactions
Shares sold	118,737	718,775
Shares issued in reinvestment of distributions	1,861	4,853
Shares redeemed	(416,670)	(690,732)

Net increase (decrease) in shares outstanding	(296,072)	32,896

(a)	The Fund charges a 1.00% redemption fee on shares redeemed in 60 days or less of purchase. Shares are redeemed at the NAV if held longer than 60 calendar days.

See accompanying notes which are an integral part of these financial statements.

10

FCI BOND FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	For the Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,
			2017	2016	2015	2014	2013
Selected Per Share Data:
Net asset value, beginning of period	$10.38		$10.58	$10.39	$10.42	$10.39	$10.79

Investment operations:
Net investment income	0.10		0.20	0.20	0.20	0.20	0.20
Net realized and unrealized gains (loss)	(0.24)		(0.20)	0.19	(0.03)	0.07	(0.29)

Total from investment operations	(0.14)		–	0.39	0.17	0.27	(0.09)

Less distributions:
From net investment income	(0.10)		(0.20)	(0.20)	(0.20)	(0.20)	(0.19)
From net realized gain	–		–	–	–	(0.04)	(0.12)

Total distributions	(0.10)		(0.20)	(0.20)	(0.20)	(0.24)	(0.31)

Paid in capital from redemption fees	–		– (a)	–	–	–	–

Net asset value, end of period	$10.14		$10.38	$10.58	$10.39	$10.42	$10.39

Total Return (b)	(1.36	)%(c)	0.04%	3.78%	1.61%	2.58%	(0.83)%
Ratios and Supplemental Data:
Net assets, end of period (000)	$37,066		$41,021	$41,458	$44,421	$48,357	$49,114
Ratio of expenses to average net assets	0.80	%(d)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of expenses to average net assets before reimbursement/recoupment	0.88	%(d)	0.88%	0.88%	0.84%	0.81%	0.77%
Ratio of net investment income to average net assets	1.92	%(d)	1.92%	1.84%	1.83%	1.85%	1.82%
Portfolio turnover rate	10	%(c)	39%	29%	33%	42%	72%

(a)	Redemption fees resulted in less than $0.005 per share in the period.
(b)	Total return in the above table represents the rate that an investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not Annualized.
(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

11

FCI BOND FUND

NOTES TO THE FINANCIAL STATEMENTS

March 31, 2018 (Unaudited)

NOTE 1. ORGANIZATION

The FCI Bond Fund (“the Fund”) was organized as a diversified series of Unified Series Trust (the “Trust”) on June 13, 2005. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (“the Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board. The Fund commenced operations on October 4, 2005. The investment adviser to the Fund is Financial Counselors, Inc. (the “Adviser”). The Fund seeks to provide total return, comprised of both income and capital appreciation.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investments Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of company taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will

12

FCI BOND FUND

NOTES TO THE FINANCIAL STATEMENTS – continued

March 31, 2018 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended March 31, 2018, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds by or under the direction of the Board in such a manner as the Board determines to be fair and equitable.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income if any, as dividends to its shareholders on a quarterly basis. The Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains, if any, at least once a year. The financial reporting treatment of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from the ultimate treatment for federal income tax purposes. Where such differences are permanent in nature; they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

13

FCI BOND FUND

NOTES TO THE FINANCIAL STATEMENTS – continued

March 31, 2018 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•

Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is most significant to the fair value measurement in its entirety.

14

FCI BOND FUND

NOTES TO THE FINANCIAL STATEMENTS – continued

March 31, 2018 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

Debt securities are valued by using the mean between the closing bid and asked prices provided by a pricing service. If the closing bid and asked prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount which the

15

FCI BOND FUND

NOTES TO THE FINANCIAL STATEMENTS – continued

March 31, 2018 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used at March 31, 2018 in valuing the Fund’s investments:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Domestic Corporate Bonds	$–	$18,733,740	$–	$18,733,740
Foreign Corporate Bonds	–	3,279,519	–	3,279,519
U.S. Treasury Obligations	–	10,028,424	–	10,028,424
U.S. Government Agencies	–	3,104,421	–	3,104,421
U.S. Government Mortgage Backed Agencies	–	1,389,051	–	1,389,051
Preferred Stocks	51,750	–	–	51,750
Money Market Funds	233,799	–	–	233,799

Total	$285,549	$36,535,155	$–	$36,820,704

The Fund did not hold any investments at the end of the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between levels as of March 31, 2018, based on input levels assigned on September 30, 2017.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreement between the Trust and the Adviser with respect to the Fund (the “Agreement”), the Adviser manages the Fund’s

16

FCI BOND FUND

NOTES TO THE FINANCIAL STATEMENTS – continued

March 31, 2018 (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

investments subject to approval of the Board. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.40% of the Fund’s average daily net assets. For the six months ended March 31, 2018, the Adviser earned fees of $77,835 from the Fund. At March 31, 2018, the Adviser was owed $9,373 from the Fund.

The Adviser contractually has agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses, excluding portfolio transaction and other investment related costs (including brokerage fees and commissions); borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940; any administrative taxes/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers; and other expenses that the trustees agree have not been incurred in the ordinary course of Fund’s business)), do not exceed 0.80% of the Fund’s average daily net assets through January 31, 2019. Any waiver or reimbursement by the Adviser is subject to repayment by the Fund in the three years following the date the particular expense payment occurred, but only if such reimbursement can be achieved without exceeding the applicable annual limit in effect at the time of the expense payment or the reimbursement. This expense cap may not be terminated prior to this date except by the Board of Trustees.

Each fee waiver or expense reimbursement by the Adviser is subject to repayment by the Fund within three years following the date in which that particular waiver or reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in effect at the time of the waiver and any expense limitation in place at the time of repayment. As of March 31, 2018, the Adviser may seek repayment of investment advisory fees waived and expense reimbursements in the amount of $92,455 from the Fund no later than March 31, 2021.

The Trust retains Ultimus Asset Services, LLC (the “Administrator”) to provide the Fund with administration, accounting, and transfer agent, including all regulatory

17

FCI BOND FUND

NOTES TO THE FINANCIAL STATEMENTS – continued

March 31, 2018 (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

reporting. For the six months ended March 31, 2018, the Administrator earned fees of $16,293 for administration services, $10,270 for fund accounting services, $7,479 for transfer agent services. At March 31, 2018, the Fund owed the Administrator $6,123 for such services.

Certain officers of the Trust are employees of Ultimus Fund Solutions, LLC or Unified Financial Securities, LLC (the “Distributor”). The Distributor acts as the principal distributor of the Fund’s shares. Both the Administrator and the Distributor operate as wholly-owned subsidiaries of Ultimus Fund Solutions, LLC. An officer of the Trust is an officer of the Distributor and such person may be deemed to be an affiliate of the Distributor. Officers, other than the Chief Compliance Officer, who is not an employee of the Administrator or the Distributor, are not paid by the Trust for services to the Fund.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chairman of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act of the Trust. Each Trustee of the Trust receives annual compensation of $1,850 per Fund from the Trust. The Independent Chairman of the Board and the Chairman of the Audit Committee received annual compensation of $2,300 per Fund from the Trust. Trustees also receive $1,000 for attending each special in person meeting. In addition, the Trust reimburses Trustees for out-of-pocket expense incurred in conjunction with attendance at meetings.

NOTE 5. INVESTMENT TRANSACTIONS

For the six months ended March 31, 2018, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

Purchases
U.S. Government Obligations	$1,942,004
Other	1,860,926
Sales
U.S. Government Obligations	$97,535
Other	5,235,278

18

FCI BOND FUND

NOTES TO THE FINANCIAL STATEMENTS – continued

March 31, 2018 (Unaudited)

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a) (9) of the Investment Company Act of 1940. At March 31, 2018, affiliated entities of Midwest Trust Company, affiliates of the Adviser, for the benefit of its customers, owned 100% of the Fund. As a result, Midwest Trust Company may be deemed to control the Fund.

NOTE 7. FEDERAL TAX INFORMATION

As of March 31, 2018, the net unrealized depreciation of investments for tax purposes was as follows:

Gross unrealized appreciation	$150,538
Gross unrealized depreciation	(859,448)

Net unrealized depreciation on investments	$(708,910)

At March 31, 2018, the aggregate cost of securities for federal income tax purposes was $37,529,614 for the Fund.

The tax characterization of distributions for the fiscal year ended September 30, 2017 was as follows:

Distributions paid from:
Ordinary Income*	$764,193

Total Distributions	$764,193

*	Short term capital gain distributions are treated as ordinary income for tax purposes.

At September 30, 2017, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$36,176
Accumulated capital and other losses	(26,808)
Net unrealized appreciation	66,591

$75,959

19

FCI BOND FUND

NOTES TO THE FINANCIAL STATEMENTS – continued

March 31, 2018 (Unaudited)

NOTE 7. FEDERAL TAX INFORMATION – continued

As of September 30, 2017, the Fund had short-term capital loss carryforwards available to offset future gains and not subject in the amount of $26,808. During the fiscal year ended September 30, 2017, the Fund utilized $8,431 of capital loss carryforwards.

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management has evaluated events or transactions that may have occurred since March 31, 2018, that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

20

SUMMARY OF FUND EXPENSES – (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including short-term redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning and held for the six month period, October 1, 2017 to March 31, 2018.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant only to highlight your ongoing costs and do not reflect any transactional costs, such as short-term redemption fees. Therefore, the second line is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if these transactions costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Expenses Paid During Period* October 1, 2017 – March 31, 2018
Actual	$1,000.00	$986.40	$3.96
Hypothetical**	$1,000.00	$1,020.94	$4.03

*	Expenses are equal to the Fund’s annualized expense ratio of 0.80%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
**	Assumes a 5% return before expenses.

21

MANAGEMENT AGREEMENT RENEWAL – (UNAUDITED)

The FCI Bond Fund (the “Fund”) is a series of Unified Series Trust (the “Trust”). The Trust’s Board of Trustees (the “Board”) oversees the management of the Fund and, as required by law, has considered the approval of the continuance of the Fund’s management agreement with its investment adviser, Financial Counselors, Inc. (“FCI”).

The Board, with the assistance of the Board’s Advisory Contract Renewal Committee (the “Committee”), requested and evaluated all information that the Trustees deemed reasonably necessary under the circumstances in connection with the approval of the continuance of the management agreement.

The Committee convened on February 6, 2018 via teleconference to review and discuss materials compiled by Ultimus Asset Services, LLC, the Trust’s administrator, with regard to the management agreement between the Trust and FCI. At the Trustees’ quarterly meeting held in February 2018, the Committee and the Board interviewed certain executives of FCI, including FCI’s Senior Vice President & Chief Compliance and its Senior Vice President & Co-Chief Investment Officer. The Trustees, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940) of the Trust or FCI (the “Independent Trustees”), approved the continuance of the management agreement between the Trust and FCI for an additional year. The Trustees’ approval of the continuance of the Fund’s management agreement was based on a consideration of all the information provided to the Trustees, and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated this information differently, ascribing different weights to various factors.

(i)	The Nature, Extent, and Quality of Services. The Trustees reviewed and considered information regarding the nature, extent, and quality of services that FCI provides to the Fund, which included, but were not limited to, providing a continuous investment program for the Fund, adhering to the Fund’s investment restrictions, complying with the Trust’s policies and procedures, and voting proxies on behalf of the Fund. The Trustees considered the qualifications and experience of FCI’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio, as well as the qualifications and experience of the other individuals at FCI who provide services to the Fund. The Trustees concluded that they were satisfied with the nature, extent, and quality of investment management services provided by FCI to the Fund.

(ii)

Fund Performance. The Trustees next reviewed and discussed the Fund’s performance for periods ended December 31, 2017. The Trustees observed that the Fund had underperformed its benchmark, the Bloomberg Barclays Capital U.S. Intermediate Government/Credit Bond Index, for the one-, three- and five-year

22

MANAGEMENT AGREEMENT RENEWAL – (UNAUDITED)

periods, but outperformed its benchmark for the ten-year period. The Trustees noted that the Fund had underperformed the average return of its Morningstar Intermediate Term Bond Category over the one-, three-, five- and ten-year periods. The Trustees considered FCI’s explanation that the Fund’s underperformance is due to its shorter duration and focus on higher quality credit. They noted that the Fund was not buying “core plus” securities, which limited its performance in good bond markets.

(iii)	Fee Rate and Profitability. The Trustees noted the Fund’s gross management fee is equal to the median and below the average for funds of comparable size in its Morningstar Intermediate Term Bond Category. The Trustees also considered the profitability analysis prepared by FCI for management of the Fund, which showed that FCI is not earning a profit from managing the Fund. The Trustees noted FCI’s representation that it charges separate accounts managed using its fixed-income strategy a management fee that varies from 0.25% to 0.40%, in comparison to the FCI Fund’s 0.40% gross management fee, which after waiver is approximately 0.32%. In comparing these fees, the Trustees considered the differences between the scale and services provided by FCI to the Fund and those generally provided by FCI to its separate accounts.

The Trustees considered other potential benefits that FCI may receive in connection with its management of the FCI Fund including third-party research obtained by soft dollars, which may be used to benefit the FCI Fund along with FCI’s other advisory clients. The Trustees noted FCI’s representation that, while the FCI Fund receives research from firms it uses for fixed income trade execution, there were not any trades that generated soft dollar credits in the Fund during the past year. After considering the above information, the Trustees concluded that the current advisory fee for the FCI Fund represents reasonable compensation in light of the nature and quality of FCI’s services to the FCI Fund, the fees paid by competitive mutual funds, and the profitability of FCI’s services to the FCI Fund.

(iv)	Economies of Scale. In determining the reasonableness of the management fee, the Trustees also considered the extent to which FCI will realize economies of scale as the Fund grows larger. The Trustees determined that, in light of the size of the Fund and FCI’s lack of profitability in managing the Fund, it does not appear that FCI is currently realizing benefits from economies of scale in managing the Fund to such an extent that the management fee for the Fund should be reduced or that breakpoints in the advisory fee should be implemented at this time.

23

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 are available without charge upon request by: (1) calling the Fund at (877) 627-8504 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Kenneth G.Y. Grant, Chairman

Daniel J. Condon

Gary E. Hippenstiel

Nancy V. Kelly

Stephen A. Little

Ronald C. Tritschler

OFFICERS

David R. Carson, President

Zachary P. Richmond, Treasurer and

    Chief Financial Officer

Lynn E. Wood, Chief Compliance

    Officer

INVESTMENT ADVISER

Financial Counselors, Inc.

5901 College Boulevard, Suite 110

Overland Park, Kansas 66211

DISTRIBUTOR

Unified Financial Securities, LLC

9465 Counselors Row, Suite 200

Indianapolis, IN 46240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 South High Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus, which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, LLC

Member FINRA/SIPC

24

PRIVACY POLICY

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•	Information the Fund receives from you on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, and date of birth); and

•	Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to service providers (such as the Fund’s custodian, administrator, transfer agent, accountant and legal counsel) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Disposal of Information. The Fund, through its transfer agent, has taken steps to reasonably ensure that the privacy of your nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Fund. Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

Spouting Rock/Convex

Global Dynamic Risk

Fund

Semi-Annual Report

March 31, 2018

Fund Adviser:

Spouting Rock Fund Management

925 W. Lancaster Avenue, Suite 250

Bryn Mawr, PA 19010

Toll Free: (844) 834-6478

Investment Results (Unaudited)

Total Returns(a) as of March 31, 2018

	Six Months	One Year	Since Inception (11/24/14)
Spouting Rock/Convex Global Dynamic Risk Fund
Institutional Class	1.05%	6.94%	3.78%
Advisor Class	0.84%	6.52%	3.51%
ICE BofAML 3-month U.S. Treasury Bill Index(b)	0.64%	1.11%	0.48%
MSCI All County World Index Net (USD)(c)	4.71%	14.85%	7.33%
Bloomberg Barclays Global Aggregate Index(d)	0.68%	2.46%	2.65%

	Expense Ratios(e)
	Institutional Class	Advisor Class
Gross	8.15%	8.55%
With Applicable Waivers	1.28%	1.68%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Spouting Rock/Convex Global Dynamic Risk Fund (the “Fund”) distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-844-834-6478.

(a) Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable period. If such fee reductions had not occurred, the quoted performance would have been lower. Total returns for periods less than one year are not annualized.

(b) The ICE BofAML 3-Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond 3 months from the rebalancing date. The performance of the index does not reflect the deduction of expenses associated with a fund, such as investment management fees. An individual cannot invest directly in the Index. However, an individual may be able to invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(c) The MSCI All Country World Index is a market capitalization weighted index designed to provide a broad measure of equity-market performance throughout the world. It is comprised of stocks from 23 developed markets and 24 emerging markets, and captures all sources of equity returns. The performance of the index does not reflect the deduction of expenses associated with a fund, such as investment management fees. An individual cannot invest directly in the Index. However, an individual may be able to invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(d) The Bloomberg Barclays Global Aggregate Index is a market capitalization weighted index designed to provide a broad measure of intermediate term investment grade bonds being traded in the U.S. It is comprised of most U.S. traded investment grade bonds, including Treasury securities, government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in the U.S. The performance of the index does not reflect the deduction of expenses associated with a fund, such as investment management fees. An individual cannot invest directly in the Index. However, an individual may be able to invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(e) The expense ratios, which include acquired fund fees and expenses, are from the Fund’s prospectus dated January 28, 2018, as amended March 2, 2018. Effective March 1, 2018, the Fund’s adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual fund operating expenses excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business) do not exceed 1.00% of the Fund’s average daily net assets through March 1, 2019. Each fee waiver and expense reimbursement is subject to repayment by the Fund in the three years following the date the particular expense payment occurred, provided such reimbursement can be achieved without exceeding the expense limitation that was in effect at the time of the expense payment or the reimbursement. This expense cap may not be terminated prior to this date except by the Board of Trustees. Additional information pertaining to the Fund’s expense ratios as of March 31, 2018 can be found in the financial highlights, which do no include acquired fund fees and expenses.

1

You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. The Fund’s prospectus contain important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read carefully before investing. You may obtain a current copy of the Fund’s prospectus or performance data current to the most recent month by calling 1-844-834-6478.

The Fund is distributed by Unified Financial Securities, LLC, member FINRA/SIPC.

2

Fund Holdings (Unaudited)

[1]	As a percentage of net assets.

The investment objective of the Fund is positive absolute returns.

Portfolio composition is subject to change.

Availability of Portfolio Schedule (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

3

Spouting Rock/Convex Global Dynamic Risk Fund

Schedule of Investments

March 31, 2018 (Unaudited)

	Shares	Fair Value
Exchange-Traded Funds — 96.73%
Consumer Discretionary Select Sector SPDR Fund	897	$90,857
Consumer Staples Select Sector SPDR Fund	1,778	93,576
Financial Select Sector SPDR Fund	6,426	177,165
Health Care Select Sector SPDR Fund	1,268	103,215
Industrial Select Sector SPDR Fund	1,880	139,665
iShares iBoxx $ Investment Grade Corporate Bond ETF	2,176	255,441
iShares MBS ETF	1,165	121,906
iShares MSCI Brazil ETF	1,769	79,393
iShares MSCI Germany Index Fund	5,066	162,315
iShares MSCI Japan ETF	1,377	83,556
iShares MSCI Japan Small-Cap ETF	1,147	93,928
Materials Select Sector SPDR Fund	1,544	87,915
PowerShares QQQ Trust Series 1	1,110	177,744
Schwab US Small-Cap ETF	873	60,350
SPDR Bloomberg Barclays High Yield Bond ETF	8,428	302,143
SPDR S&P 500 ETF Trust	820	215,784
Technology Select Sector SPDR Fund	2,480	162,242
Vanguard Mid-Cap ETF	1,050	161,921
Vanguard Mid-Cap Growth ETF	1,245	161,364
Vanguard Mid-Cap Value ETF	1,444	157,959
Vanguard Small-Cap Value ETF	903	116,866
Vanguard Value ETF	1,520	156,834

Total Exchange-Traded Funds (Cost $2,992,384)		3,162,139

Money Market Funds — 2.96%
Fidelity Investments Money Market Government Portfolio – Institutional Class, 1.53% (a)	96,816	96,816

Total Money Market Funds (Cost $96,816)		96,816

Total Investments – 99.69% (Cost $3,089,200)		3,258,955

Other Assets in Excess of Liabilities – 0.31%		10,088

NET ASSETS – 100.00%		$3,269,043

(a)	Rate disclosed is the seven day effective yield as of March 31, 2018.
ETF	– Exchange-Traded Fund
SPDR	– Standard & Poor’s Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

4

Spouting Rock/Convex Global Dynamic Risk Fund

Statement of Assets and Liabilities

March 31, 2018 (Unaudited)

Assets
Investments in securities at fair value (cost $3,089,200)	$3,258,955
Dividends receivable	1,283
Receivable from Adviser	16,271
Prepaid expenses	8,413
Total Assets	3,284,922
Liabilities
Payable to Administrator	9,364
Accrued 12b-1 fees – Advisor class	236
Accrued Administrative Service fees – Advisor class	41
Payable to trustees	2,824
Other accrued expenses	3,414
Total Liabilities	15,879
Net Assets	$3,269,043
Net Assets consist of:
Paid-in capital	$3,043,666
Accumulated undistributed net investment income	12,593
Accumulated undistributed net realized gain from investment transactions	43,029
Net unrealized appreciation on investments	169,755
Net Assets	$3,269,043
Net Assets: Institutional Class	$2,951,700
Shares outstanding (unlimited number of shares authorized, no par value)	274,812
Net asset value, offering and redemption price per share	$10.74
Net Assets: Advisor Class	$317,343
Shares outstanding (unlimited number of shares authorized, no par value)	29,678
Net asset value, offering and redemption price per share	$10.69

See accompanying notes which are an integral part of these financial statements.

5

Spouting Rock/Convex Global Dynamic Risk Fund

Statement of Operations

For the six months ended March 31, 2018 (Unaudited)

Investment Income
Dividend income	$44,117
Total investment income	44,117
Expenses
Investment Adviser	25,273
Administration	25,136
Fund accounting	17,421
Transfer agent	14,932
Legal	12,183
Audit and tax	8,885
Registration	6,044
Trustee	5,823
Report printing	4,701
Chief Compliance Officer	4,231
Custodian	2,987
Insurance	1,429
Pricing	774
12b-1 – Advisor class	591
Administrative Service – Advisor class	355
Miscellaneous	8,117
Total expenses	138,882
Fees contractually waived and expenses reimbursed by Adviser	(109,304)
Net operating expenses	29,578
Net investment income	14,539
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain on investment transactions	85,804
Net change in unrealized appreciation of investments	(20,760)
Net realized and change in unrealized gain on investments	65,044
Net increase in net assets resulting from operations	$79,583

See accompanying notes which are an integral part of these financial statements.

6

Spouting Rock/Convex Global Dynamic Risk Fund

Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$14,539	$28,329
Net realized gain on investment transactions	85,804	227,924
Net change in unrealized appreciation (depreciation) of investments	(20,760)	83,083
Net increase in net assets resulting from operations	79,583	339,336
Distributions
From net investment income – Institutional Class	(20,757)	(6,891)
From net investment income – Advisor Class	(2,469)	(158)
From return of capital – Institutional Class	(151,805)	—
From return of capital – Advisor Class	(19,086)	—
Total distributions	(194,117)	(7,049)
Capital Transactions – Institutional Class
Proceeds from shares sold	1,148,150	79,900
Reinvestment of distributions	165,027	6,514
Amount paid for shares redeemed	(1,298,477)	(337,063)
Total Institutional Class	14,700	(250,649)
Capital Transactions – Advisor Class
Proceeds from shares sold	7,600	390,160
Reinvestment of distributions	16,262	159
Amount paid for shares redeemed	(356,518)	(70)
Total Advisor Class	(332,656)	390,249
Net increase (decrease) in net assets resulting from capital transactions	(317,956)	139,600
Total Increase (Decrease) in Net Assets	(432,490)	471,887
Net Assets
Beginning of period	3,701,533	3,229,646
End of period	$3,269,043	$3,701,533
Accumulated undistributed net investment income	$12,593	$21,280
Share Transactions – Institutional Class
Shares sold	102,790	7,436
Shares issued in reinvestment of distributions	14,948	641
Shares redeemed	(117,532)	(31,879)
Total Institutional Class	206	(23,802)
Share Transactions – Advisor Class
Shares sold	685	36,566
Shares issued in reinvestment of distributions	1,477	16
Shares redeemed	(31,904)	(7)
Total Advisor Class	(29,742)	36,575
Net increase (decrease) in shares outstanding	(29,536)	12,773

7

See accompanying notes which are an integral part of these financial statements.

Spouting Rock/Convex Global Dynamic Risk Fund – Institutional Class Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended March 31, 2018 (Unaudited)		For the Year Ended September 30, 2017	For the Year Ended September 30, 2016	For the Period Ended September 30, 2015(a)
Selected Per Share Data:
Net asset value, beginning of period	$11.09		$10.06	$9.44	$10.00

Investment operations:

Net investment income	0.05	(b)	0.09	0.03	0.03

Net realized and unrealized gain (loss) on investments	0.08		0.96	0.63	(0.55)

Total from investment operations	0.13		1.05	0.66	(0.52)

Less distributions to shareholders:

From net investment income	(0.06)		(0.02)	(0.02)	(0.04)

From return of capital	–		–	(0.02)	–

From net realized gain	(0.42)		–	–	–

Total distributions	(0.48)		(0.02)	(0.04)	(0.04)

Net asset value, end of period	$10.74		$11.09	$10.06	$9.44

Total Return(c)	1.05	%(d)	10.50%	7.01%	(5.25	)%(d)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$2,952		$3,044	$3,001	$3,623

Ratio of net expenses to average net assets	1.31	%(e)	1.22%	1.40%	1.70	%(e)

Ratio of expenses to average net assets before waiver and reimbursement	6.32	%(e)	8.17%	8.62%	11.81	%(e)

Ratio of net investment income to average net assets	0.71	%(e)	0.83%	0.29%	0.15	%(e)

Portfolio turnover rate	116	%(d)	248%	192%	166	%(d)

(a)	For the period November 24, 2014 (commencement of operations) to September 30, 2015.
(b)	Per share amount calculated using average shares method.
(c)	Total return in the above table represents the rate that an investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	Annualized.

8

See accompanying notes which are an integral part of these financial statements.

Spouting Rock/Convex Global Dynamic Risk Fund – Advisor Class Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended March 31, 2018 (Unaudited)		For the Year Ended September 30, 2017	For the Year Ended September 30, 2016	For the Period Ended September 30, 2015(a)
Selected Per Share Data:
Net asset value, beginning of period	$11.06		$10.03	$9.42	$10.00

Investment operations:

Net investment income	0.02	(b)	0.06	0.02	0.03

Net realized and unrealized gain (loss) on investments	0.08		0.98	0.61	(0.57)

Total from investment operations	0.10		1.04	0.63	(0.54)

Less distributions to shareholders:

From net investment income	(0.05)		(0.01)	–	(0.04)

From return of capital	–		–	(0.02)	–

From net realized gains	(0.42)		–	–	–

Total distributions	(0.47)		(0.01)	(0.02)	(0.04)

Net asset value, end of period	$10.69		$11.06	$10.03	$9.42

Total Return(c)	0.84	%(d)	10.34%	6.68%	(5.46	)%(d)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$317		$657	$229	$96

Ratio of net expenses to average net assets	1.71	%(e)	1.54%	1.47%	2.10	%(e)

Ratio of expenses to average net assets before waiver and reimbursement	6.72	%(e)	8.57%	9.02%	11.16	%(e)

Ratio of net investment income to average net assets	0.31	%(e)	0.96%	0.17%	(0.32	)%(e)

Portfolio turnover rate	116	%(d)	248%	192%	166	%(d)

(a)	For the period November 24, 2014 (commencement of operations) to September 30, 2015.
(b)	Per share amount calculated using average shares method.
(c)	Total return in the above table represents the rate that an investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	Annualized.

9

See accompanying notes which are an integral part of these financial statements.

Spouting Rock/Convex Global Dynamic Risk Fund

Notes to the Financial Statements (Unaudited)

March 31, 2018

NOTE 1. ORGANIZATION

Spouting Rock/Convex Global Dynamic Risk Fund (the “Fund”), formerly Spouting Rock/Convex Dynamic Global Macro Fund, was organized as a diversified series of Unified Series Trust (the “Trust”) on August 11, 2014. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund commenced operations on November 24, 2014. Spouting Rock Fund Management (the “Adviser”) serves as investment adviser to the Fund. The Adviser has retained Convex Capital Management LLC (“Convex” or the “Sub-Adviser”) to serve as sub-adviser to the Fund. The objective of the Fund is to seek positive absolute returns.

As of March 31, 2018, the Fund offered two classes of shares, Institutional Class and Advisor Class. Each share represents an equal proportionate interest in the assets and liabilities belonging to the applicable class of the Fund with each other share of that class and is entitled to such dividends and distributions out of income belonging to the applicable class of the Fund as are declared by the Board. The primary difference between the two classes is attributable to the distribution and administrative service fee arrangements for the Advisor Class. On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. The Fund may offer additional classes of shares in the future.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the

10

Spouting Rock/Convex Global Dynamic Risk Fund

Notes to the Financial Statements (Unaudited) (continued)

March 31, 2018

requirements applicable to RICs and by distributing substantially all of its taxable income or complying with other provisions to be eligible for RIC qualification. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended March 31, 2018, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the period, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. federal tax authorities for all tax years since inception.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds by or under the direction of the Board in such a manner as the Board determines to be fair and equitable. Income, realized gains and losses, unrealized appreciation and depreciation, and Fund-wide expenses not allocated to a particular class shall be allocated to each class based on the net assets of that class in relation to the net assets of the entire Fund.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income, net realized long-term capital gains and net realized short-term capital gains, if any, to its shareholders at least once per year. The financial reporting treatment of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from the ultimate treatment for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on

11

Spouting Rock/Convex Global Dynamic Risk Fund

Notes to the Financial Statements (Unaudited) (continued)

March 31, 2018

market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•

Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including exchange-traded funds, that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a

12

Spouting Rock/Convex Global Dynamic Risk Fund

Notes to the Financial Statements (Unaudited) (continued)

March 31, 2018

basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2018:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$3,162,139	$–	$–	$3,162,139
Money Market Funds	96,816	–	–	96,816
Total	$3,258,955	$–	$–	$3,258,955

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any Levels as of March 31, 2018 based on input levels assigned at September 30, 2017.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement with the Trust on behalf of the Fund (the “Agreement”), manages the Fund’s investments. For its advisory services, the Adviser is entitled to receive a management fee at the annual rate of 0.90% for assets up to $100 million, 0.80% for assets between $100 million and $500 million, and 0.70% for assets over $500 million, of the average daily net assets of the Fund. Prior to March 1, 2018, the advisory fee rate was 1.20% for all Fund assets. For the six months ended March 31, 2018, the Adviser earned a fee of $25,273 from the Fund before the reimbursement described below.

The Adviser contractually has agreed to waive its management fee and/or reimburse certain Fund operating expenses, but only to the extent necessary so that total annual operating expenses (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business, do not exceed 1.00% of the Fund’s average daily net assets. Prior to March 1, 2018, the expense cap was 1.35%.

13

Spouting Rock/Convex Global Dynamic Risk Fund

Notes to the Financial Statements (Unaudited) (continued)

March 31, 2018

Each fee waiver and expense reimbursement by the Adviser is subject to repayment by the Fund in the three years following the date the particular expense payment occurred, provided such reimbursement can be achieved without exceeding the expense limitation that was in effect at the time of the expense payment or the reimbursement. As of March 31, 2018, the Adviser may seek repayment of investment advisory fees waived and expense reimbursements in the amount of $616,630 from the Fund no later than March 31, 2021.

The Adviser has entered into a sub-advisory agreement with the Sub-Adviser, pursuant to which the Sub-Adviser manages the Fund’s portfolio and makes investment decisions. The Adviser oversees the Sub-Adviser’s compliance with the Fund’s investment objective, policies, strategies and restrictions, and monitors the Sub-Adviser’s adherence to its investment style. The Adviser (not the Fund) pays the Sub-Adviser a fee for these services.

The Trust retains Ultimus Asset Services, LLC (the “Administrator”) to provide the Fund with administration, fund accounting, and transfer agent services, including all regulatory reporting. For the six months ended March 31, 2018, the Administrator earned fees of $25,136 for administration services, $17,421 for fund accounting services and $14,932 for transfer agent services. At March 31, 2018, the Fund owed the Administrator $9,364 for such services.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chairman of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act of the Trust. Each Trustee of the Trust receives annual compensation of $1,850 per Fund from the Trust. The Independent Chairman of the Board and the Chairman of the Audit Committee received annual compensation of $2,300 per Fund from the Trust. Trustees also receive $1,000 for attending each special in person meeting. In addition, the Trust reimburses Trustees for out-of-pocket expense incurred in conjunction with attendance at meetings.

Certain officers of the Trust are employees of Ultimus Fund Solutions, LLC or Unified Financial Securities, LLC (the “Distributor”). The Distributor acts as the principal distributor of the Fund’s shares. Both the Administrator and the Distributor operate as wholly owned subsidiaries of Ultimus Fund Solutions, LLC. An officer of the Trust is an officer of the Distributor and such person may be deemed to be an affiliate of the Distributor. Officers, other than the Chief Compliance Officer, who is not an employee of the Administrator or the Distributor, are not paid by the Trust for services to the Fund.

There were no payments made by the Fund to the Distributor for serving as principal underwriter during the six months ended March 31, 2018.

The Trust, with respect to the Fund, has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”). Under the Plan, the Fund will pay the Distributor and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a fee of 0.25% of the average daily net assets of the Advisor Class shares in connection with the promotion and distribution of the Advisor Class shares or the provision of personal services to the Advisor Class shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than

14

Spouting Rock/Convex Global Dynamic Risk Fund

Notes to the Financial Statements (Unaudited) (continued)

March 31, 2018

current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Fund or Adviser may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided to the Recipient regardless of 12b-1 Expenses actually incurred. For the six months ended March 31, 2018, the Fund accrued 12b-1 fees for the Advisor Class of $591 of which $236 was unpaid at March 31, 2018.

The Trust, with respect to the Fund, has adopted an Administrative Services Plan with respect to Advisor Class shares, pursuant to which the Fund pays an annual fee equal to 0.15% of the average daily net assets of Advisor shares to the Adviser to compensate financial intermediaries that provide administrative services to the Advisor Class shareholders pursuant to a written agreement with the Fund or the Fund’s distributor. Financial intermediaries eligible to receive payments under the Administrative Services Plan include mutual fund supermarkets and other platforms sponsored by any 401(k) plan, bank, trust company or broker-dealer that has entered into an agreement with the Fund or the Fund’s distributor to sell the Fund’s Advisor Class shares. For purposes of the Administrative Services Plan, administrative services include, but are not limited to (i) acting as record holder and nominee of Advisor Class shares beneficially owned by the financial intermediary’s customers; (ii) providing sub-accounting services to such customers; (iii) processing and issuing confirmations with respect to orders to purchase, redeem or exchange Advisor Class shares; (iv) processing dividend payments; and (v) providing periodic account statements. For the six months ended March 31, 2018, the Fund accrued Administrative Service fees for the Advisor Class of $355, of which $41 was unpaid at March 31, 2018.

NOTE 5. INVESTMENT TRANSACTIONS

For the six months ended March 31, 2018, purchases and sales of investment securities, other than short-term investments were as follows:

Purchases	$4,669,914
Sales	$4,859,987

There were no purchases or sales of long-term U.S. government obligations during the six months ended March 31, 2018.

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. At March 31, 2018, Charles Schwab & Co., Inc. owned, as record shareholder, 76.64% of the outstanding shares of the Fund. As a result Charles Schwab & Co., Inc. may be deemed to control the Fund.

15

Spouting Rock/Convex Global Dynamic Risk Fund

Notes to the Financial Statements (Unaudited) (continued)

March 31, 2018

NOTE 7. FEDERAL TAX INFORMATION

At March 31, 2018, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross appreciation	$190,650
Gross depreciation	(30,902)
Net appreciation on investments	$159,748

At March 31, 2018, the aggregate cost of securities for federal income tax purposes was $3,099,207.

The tax characterization of distributions paid for the fiscal year ended September 30, 2017 was as follows:

Distributions paid from:
Ordinary income*	$7,049
Total distributions	$7,049

*	Short term capital gain distributions are treated as ordinary income for tax purposes.

As of September 30, 2017, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$77,263
Undistributed long-term capital gains	$82,140
Net unrealized appreciation	180,508
$339,911

As of September 30, 2017, the difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

NOTE 8. SUBSEQUENT EVENTS

Management has evaluated events or transactions that may have occurred since March 31, 2018, that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

16

Summary of Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, consisting of management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2017 to March 31, 2018.

Actual Expenses

The first line of the table for each class provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

		Beginning Account Value October 1, 2017	Ending Account Value, March 31, 2018	Expenses Paid During Period*	Annualized Expense Ratio
Institutional Class	Actual	$1,000.00	$1,010.50	$6.57	1.31%
	Hypothetical **	$1,000.00	$1,018.40	$6.59	1.31%

Advisor Class	Actual	$1,000.00	$1,008.40	$8.56	1.71%
	Hypothetical **	$1,000.00	$1,016.40	$8.60	1.71%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
**	Assumes a 5% return before expenses.

17

Management Agreement Renewal (Unaudited)

The Spouting Rock/Convex Global Dynamic Risk Fund (the “Fund”) is a series of Unified Series Trust (the “Trust”). The Trust’s Board of Trustees (the “Board”) oversees the management of the Fund and, as required by law, has considered the approval of the continuance of the Fund’s management agreement with its investment adviser, Spouting Rock Fund Management (“Spouting Rock”) and the sub-advisory agreement between Spouting Rock and Convex Capital Management, LLC (“Convex”).

The Board, with the assistance of the Board’s Advisory Contract Renewal Committee (the “Committee”), requested and evaluated all information that the Trustees deemed reasonably necessary under the circumstances in connection with the approval of the continuance of the management agreement and the sub-advisory agreement.

The Committee convened on February 6, 2018 via teleconference to review and discuss materials compiled by Ultimus Asset Services, LLC, the Trust’s administrator, with regard to the management agreement between the Trust and Spouting Rock, and the sub-advisory agreement between Spouting Rock and Convex. At the Trustees’ quarterly meeting held in February 2018, the Committee and the Board interviewed certain executives of Spouting Rock and Convex, including Spouting Rock’s Principal and Convex’s Managing Member, Chief Compliance Officer. The Trustees, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940) of the Trust, Spouting Rock or Convex (the “Independent Trustees”), approved the continuance of the management agreement between the Trust and Spouting Rock, and the sub-advisory agreement between Spouting Rock and Convex, for an additional year. The Trustees’ approval of the continuance of the Fund’s management agreement and sub-advisory agreement was based on a consideration of all the information provided to the Trustees, and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated this information differently, ascribing different weights to various factors.

(i)    The Nature, Extent, and Quality of Services. The Trustees reviewed and considered information regarding the nature, extent, and quality of services that Spouting Rock and Convex provide to the Fund. The Trustees considered that these services include, but are not limited to, providing a continuous investment program for the Fund, adhering to the Fund’s investment restrictions, complying with the Trust’s policies and procedures, and voting proxies on behalf of the Fund. The Trustees considered the qualifications and experience of Convex’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio, the qualifications of the individuals at Spouting

18

Management Agreement Renewal (Unaudited) (continued)

Rock who are responsible for overseeing Convex’s services to the Fund, as well as the qualifications and experience of the other individuals at Spouting Rock and Convex who provide services to the Fund. The Trustees considered the allocation of services between Spouting Rock and Convex. In considering the adequacy of the resources provided to the Fund, the Trustees determined that Spouting Rock’s and Convex’s resources appear adequate. The Trustees concluded that they were satisfied with the nature, extent, and quality of investment management services provided by Spouting Rock and Convex to the Fund.

(ii)    Fund Performance. The Trustees next reviewed and discussed the Spouting Rock Fund’s performance for periods ended December 31, 2017. The Trustees observed that the Fund’s Institutional Class shares had outperformed the Fund’s benchmark, the BofA ML 3-Month U.S. Treasury Bill Index, for the one- and three-year periods. The Trustees also noted that the Fund’s Institutional Class shares had outperformed the average return of the Morningstar Multialternative Category over the one- and three-year periods. The Trustees considered information about the Fund’s performance against a composite of other accounts managed by Convex using a substantially similar strategy. For the one- and three-year periods ending December 31, 2017, the Trustees noted that the Fund and the composite had similar performance.

(iii)    Fee Rate and Profitability. The Trustees observed that the Fund’s gross management fee for Institutional Class shares was higher than the median and average for funds of comparable size in the Morningstar Multialternative category, but that the Fund’s net expenses were lower than the average and median for funds of comparable size in the Morningstar Multialternative category. The Trustees noted that Spouting Rock had also requested that the Board approve a reduction in the management fee to a level that would be below the average and median for funds of comparable size in the Morningstar Multialternative category. The Trustees also considered the profitability analyses prepared by Spouting Rock and Convex for their respective management of the Spouting Rock Fund, which showed that neither Spouting Rock nor Convex earned a profit from managing the Spouting Rock Fund during the relevant period. The Trustees also considered that, effective through January 31, 2019, Spouting Rock has contractually agreed to waive its management fee and/or reimburse expenses of the Fund to the extent that its total annual operating expenses (excluding certain expenses) exceed 1.35%, and that, in connection with the request to lower its management fee, Spouting Rock has requested approval to lower its expense limitation to 1.00%.

The Trustees also considered the allocation of the management fee between Spouting Rock and Convex. The Trustees further considered the management fees charged by

19

Management Agreement Renewal (Unaudited) (continued)

Convex to accounts with a substantially similar strategy to the Fund. The Trustees observed that the portion of the management fee paid to Convex was lower than each breakpoint in the composite fee schedule.

The Trustees also recalled their review of the Fund’s 12b-1 plan for the Advisor Class shares. Additionally, the Trustees considered potential benefits that Spouting Rock and Convex may receive in connection with their management of the Fund. The Trustees noted Spouting Rock’s representation that the Fund does not enter into soft dollar arrangements with brokers. The Trustees considered Spouting Rock’s representation that it does not manage any accounts other than the Fund. The Trustees concluded that the current management fee for the Fund and the sub-advisory fee charged to Spouting Rock by Convex each represents reasonable compensation in light of the nature and quality of Spouting Rock’s and Convex’s respective services to the Fund, the fees paid by competitive mutual funds and other accounts managed by Convex, and Spouting Rock’s and Convex’s profitability in providing services to the Fund.

(iv)    Economies of Scale. In determining the reasonableness of the management fee, the Trustees also considered the extent to which Spouting Rock and Convex will realize economies of scale as the Fund grows larger. The Trustees determined that it does not appear that Spouting Rock or Convex are realizing benefits from economies of scale in managing the Fund’s assets to such an extent that the management fee for the Fund should be reduced or that breakpoints in the management fee should be implemented at this time. They noted, however, that Spouting Rock’s request that the Board approve a reduction in the management fee includes breakpoints in the fee.

20

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 are available without charge upon request by: (1) calling the Fund at (844) 834-6478 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Kenneth G.Y. Grant, Chairman

Daniel J. Condon

Gary E. Hippenstiel

Nancy V. Kelly

Stephen A. Little

Ronald C. Tritschler

OFFICERS

David R. Carson, President

Zachary P. Richmond,

Treasurer and Chief Financial Officer

Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISER

Spouting Rock Fund Management

925 W. Lancaster Avenue, Suite 250

Bryn Mawr, PA 19010

DISTRIBUTOR

Unified Financial Securities, LLC

9465 Counselors Row, Suite 200

Indianapolis, IN 46240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 South High Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus, which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, LLC

Member FINRA/SIPC

21

Privacy Policy

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•	Information the Fund receives from you on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, and date of birth); and

•	Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to service providers (such as the Fund’s custodian, administrator, transfer agent, accountant and legal counsel) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Disposal of Information. The Fund, through its transfer agent, has taken steps to reasonably ensure that the privacy of your nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Fund. Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

Item 2. Code of Ethics.  NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert.  NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services.  NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies.  NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments.  Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.  NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies.  NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.  NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)        Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)        There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Investment Companies.

Not Applicable.

Item 13. Exhibits.

(a)(1)	Not Applicable – filed with annual report

(a)(2)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Unified Series Trust

By	/s/ David R. Carson
David R. Carson, President

Date	5/29/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David R. Carson
David R. Carson, President

Date	5/29/2018

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date	5/29/2018